Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.8%
Security	Principal Amount (000's omitted)	Value
AIG CLO, Ltd., Series 2019-1A, Class ER, 10.629%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	$2,877	$ 2,394,832
Alinea CLO, Ltd., Series 2018-1A, Class E, 10.243%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	1,000	846,354
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 10.989%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	500	411,711
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 10.772%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	2,000	1,580,692
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 10.929%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	2,000	1,724,804
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 9.779%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	2,000	1,601,034
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 10.779%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	3,000	2,734,041
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 10.429%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	3,000	2,690,496
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 10.829%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	4,500	4,109,562
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 10.893%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	1,746,894
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 11.083%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	902,175
BlueMountain CLO XXV, Ltd., Series 2019-25A, Class ER, 11.329%, (3 mo. USD LIBOR + 7.25%), 7/15/36(1)(2)	2,000	1,635,232
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 11.373%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	2,500	2,318,202
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 10.564%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,620,546
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 11.513%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	901,015
BlueMountain CLO, Ltd.:
Series 2016-3A, Class ER, 10.556%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	2,000	1,576,900
Series 2018-1A, Class E, 10.365%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	1,000	766,710
Canyon Capital CLO, Ltd.:
Series 2016-2A, Class ER, 10.079%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	3,350	2,628,738
Series 2019-2A, Class ER, 10.829%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,000	865,476
Carlyle CLO 17, Ltd., Series C17A, Class DR, 10.415%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	1,750	1,460,728
Security	Principal Amount (000's omitted)	Value
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 10.511%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	$2,000	$ 1,668,816
Series 2014-4RA, Class D, 9.729%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	1,250	974,436
Series 2015-5A, Class DR, 10.943%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	1,000	806,431
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 10.743%, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(2)	1,500	1,348,341
Dryden Senior Loan Fund:
Series 2015-41A, Class ER, 9.379%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	2,000	1,575,632
Series 2016-42A, Class ER, 9.629%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	1,000	807,912
Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 10.313%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,000	918,355
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 9.244%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	1,856,534
Galaxy XIX CLO, Ltd., Series 2015-19A, Class D2R, 11.325%, (3 mo. USD LIBOR + 7.00%), 7/24/30(1)(2)	1,600	1,340,245
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 10.724%, (3 mo. USD LIBOR + 6.645%), 10/15/30(1)(2)	3,275	2,736,859
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 9.493%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,100	930,551
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 10.308%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	875,344
Golub Capital Partners CLO 37B, Ltd., Series 2018-37A, Class E, 9.993%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	3,000	2,813,319
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 11.063%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,723,348
Madison Park Funding XVII, Ltd., Series 2015-17A, Class ER, 10.778%, (3 mo. USD LIBOR + 6.50%), 7/21/30(1)(2)	2,000	1,783,070
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 10.914%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	3,000	2,658,255
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 10.229%, (3 mo. USD LIBOR + 6.15%), 7/15/33(1)(2)	3,500	3,228,760
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 10.139%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	1,500	1,325,252
Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 10.443%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	2,000	1,810,294
Neuberger Berman Loan Advisers CLO 31, Ltd., Series 2019-31A, Class ER, 10.743%, (3 mo. USD LIBOR + 6.50%), 4/20/31(1)(2)	1,000	931,033

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 10.56%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	$2,000	$ 1,766,540
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	3,811	3,372,387
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 9.929%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	2,000	1,814,588
Series 2018-2A, Class D, 9.679%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	1,000	907,038
Series 2019-1A, Class DR, 11.15%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	2,000	1,805,962
Series 2021-3A, Class E, 10.229%, (3 mo. USD LIBOR + 6.15%), 1/15/35(1)(2)	2,500	2,276,225
RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.025%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	4,550	4,013,696
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 10.079%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	450	391,363
Regatta XII Funding, Ltd., Series 2019-1A, Class ER, 10.429%, (3 mo. USD LIBOR + 6.35%), 10/15/32(1)(2)	2,000	1,788,158
Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 10.029%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	2,000	1,623,688
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 10.308%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	832,567
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 11.079%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	1,800	1,672,348
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 10.493%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	1,000	714,027
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 11.013%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	575	478,589
Voya CLO, Ltd.:
Series 2015-3A, Class DR, 10.443%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	3,000	2,131,218
Series 2016-3A, Class DR, 10.274%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	1,400	992,271
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 11.319%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	2,000	1,834,118
Total Asset-Backed Securities (identified cost $109,149,398)		$ 95,043,712

Closed-End Funds — 1.6%
Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,188,579	$ 19,128,180
Total Closed-End Funds (identified cost $26,062,179)		$ 19,128,180

Collateralized Mortgage Obligations — 7.1%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$2,948	$ 2,589,401
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	14	14,198
Series 1497, Class K, 7.00%, 4/15/23	5	4,779
Series 1529, Class Z, 7.00%, 6/15/23	13	12,959
Series 1620, Class Z, 6.00%, 11/15/23	10	10,036
Series 1677, Class Z, 7.50%, 7/15/23	7	7,260
Series 1702, Class PZ, 6.50%, 3/15/24	213	212,947
Series 2113, Class QG, 6.00%, 1/15/29	170	170,194
Series 2122, Class K, 6.00%, 2/15/29	34	33,864
Series 2130, Class K, 6.00%, 3/15/29	23	23,175
Series 2167, Class BZ, 7.00%, 6/15/29	27	27,589
Series 2182, Class ZB, 8.00%, 9/15/29	265	272,897
Series 2198, Class ZA, 8.50%, 11/15/29	270	278,469
Series 2458, Class ZB, 7.00%, 6/15/32	373	385,512
Series 3762, Class SH, 1.76%, (10.00% - 1 mo. USD LIBOR x 2.00), 11/15/40(4)	389	347,704
Series 4273, Class PU, 4.00%, 11/15/43	2,263	1,999,545
Series 4273, Class SP, 1.013%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(4)	503	421,252
Series 4678, Class PC, 3.00%, 1/15/46	2,943	2,803,925
Series 5028, Class TZ, 2.00%, 10/25/50	2,605	1,477,370
Series 5035, Class AZ, 2.00%, 11/25/50	7,984	4,220,583
Series 5083, Class SK, 0.00%, (3.867% - 30-day average SOFR x 1.33), 3/25/51(4)	2,047	1,328,748
Series 5160, Class ZY, 3.00%, 10/25/50	2,459	1,753,571
Interest Only:(5)
Series 284, Class S6, 1.782%, (6.10% - 1 mo. USD LIBOR), 10/15/42(4)	1,150	116,609
Series 362, Class C7, 3.50%, 9/15/47	4,649	837,642
Series 362, Class C11, 4.00%, 12/15/47	4,344	876,415
Series 4067, Class JI, 3.50%, 6/15/27	749	35,406
Series 4070, Class S, 1.782%, (6.10% - 1 mo. USD LIBOR), 6/15/32(4)	2,630	190,713
Series 4088, Class EI, 3.50%, 9/15/41	206	2,362
Series 4094, Class CS, 1.682%, (6.00% - 1 mo. USD LIBOR), 8/15/42(4)	630	62,469
Series 4095, Class HS, 1.782%, (6.10% - 1 mo. USD LIBOR), 7/15/32(4)	572	26,321
Series 4109, Class ES, 1.832%, (6.15% - 1 mo. USD LIBOR), 12/15/41(4)	81	8,881
Series 4110, Class SA, 1.332%, (5.65% - 1 mo. USD LIBOR), 9/15/42(4)	2,221	170,579
Series 4149, Class S, 1.932%, (6.25% - 1 mo. USD LIBOR), 1/15/33(4)	1,434	109,393
Series 4188, Class AI, 3.50%, 4/15/28	634	27,773
Series 4203, Class QS, 1.932%, (6.25% - 1 mo. USD LIBOR), 5/15/43(4)	2,512	169,345

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4408, Class IP, 3.50%, 4/15/44	$1,581	$ 207,078
Series 4435, Class BI, 3.50%, 7/15/44	3,242	509,898
Series 4629, Class QI, 3.50%, 11/15/46	1,261	249,556
Series 4644, Class TI, 3.50%, 1/15/45	1,440	205,818
Series 4667, Class PI, 3.50%, 5/15/42	227	2,040
Series 4744, Class IO, 4.00%, 11/15/47	2,257	433,835
Series 4749, Class IL, 4.00%, 12/15/47	1,001	192,561
Series 4793, Class SD, 1.882%, (6.20% - 1 mo. USD LIBOR), 6/15/48(4)	4,751	506,882
Series 4966, Class SY, 1.661%, (6.05% - 1 mo. USD LIBOR), 4/25/50(4)	12,159	1,399,995
Principal Only:(6)
Series 242, Class PO, 0.00%, 11/15/36	1,999	1,591,314
Series 259, Class PO, 0.00%, 4/15/39	1,241	979,510
Series 3606, Class PO, 0.00%, 12/15/39	1,350	1,037,785
Series 4417, Class KO, 0.00%, 12/15/43	184	116,649
Series 4478, Class PO, 0.00%, 5/15/45	618	453,091
Federal National Mortgage Association:
Series G93-35, Class ZQ, 6.50%, 11/25/23	161	160,945
Series G93-40, Class H, 6.40%, 12/25/23	36	36,219
Series 1993-16, Class Z, 7.50%, 2/25/23	1	536
Series 1993-22, Class PM, 7.40%, 2/25/23	1	568
Series 1993-25, Class J, 7.50%, 3/25/23	2	2,218
Series 1993-30, Class PZ, 7.50%, 3/25/23	2	2,237
Series 1993-42, Class ZQ, 6.75%, 4/25/23	7	7,363
Series 1993-56, Class PZ, 7.00%, 5/25/23	2	2,334
Series 1993-156, Class ZB, 7.00%, 9/25/23	4	4,032
Series 1994-45, Class Z, 6.50%, 2/25/24	38	38,409
Series 1994-89, Class ZQ, 8.00%, 7/25/24	75	75,914
Series 1996-57, Class Z, 7.00%, 12/25/26	116	117,312
Series 1997-77, Class Z, 7.00%, 11/18/27	68	70,173
Series 1998-44, Class ZA, 6.50%, 7/20/28	81	82,665
Series 1999-45, Class ZG, 6.50%, 9/25/29	23	23,719
Series 2000-22, Class PN, 6.00%, 7/25/30	309	310,132
Series 2002-1, Class G, 7.00%, 7/25/23	4	4,132
Series 2002-21, Class PE, 6.50%, 4/25/32	214	222,798
Series 2005-75, Class CS, 6.645%, (24.20% - 1 mo. USD LIBOR x 4.00), 9/25/35(4)	595	681,905
Series 2007-74, Class AC, 5.00%, 8/25/37	2,371	2,388,533
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(4)	233	222,958
Series 2011-109, Class PE, 3.00%, 8/25/41	151	149,749
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,344	1,073,140
Series 2013-6, Class TA, 1.50%, 1/25/43	1,340	1,222,636
Series 2013-67, Class NF, 5.00%, (1 mo. USD LIBOR + 1.00%), 7/25/43(2)	947	898,168
Series 2014-64, Class PA, 3.00%, 3/25/44	62	61,615
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2017-15, Class LE, 3.00%, 6/25/46	$644	$ 619,893
Series 2017-48, Class LG, 2.75%, 5/25/47	1,436	1,249,839
Interest Only:(5)
Series 2011-101, Class IC, 3.50%, 10/25/26	1,895	71,251
Series 2011-101, Class IE, 3.50%, 10/25/26	604	22,460
Series 2012-33, Class CI, 3.50%, 3/25/27	1,082	32,585
Series 2012-118, Class IN, 3.50%, 11/25/42	3,105	624,306
Series 2012-124, Class IO, 0.02%, 11/25/42(7)	1,527	62,337
Series 2012-125, Class IG, 3.50%, 11/25/42	9,880	2,143,825
Series 2012-150, Class SK, 1.761%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	1,857	194,049
Series 2013-12, Class SP, 1.261%, (5.65% - 1 mo. USD LIBOR), 11/25/41(4)	380	7,594
Series 2013-15, Class DS, 1.811%, (6.20% - 1 mo. USD LIBOR), 3/25/33(4)	4,453	284,589
Series 2013-16, Class SY, 1.761%, (6.15% - 1 mo. USD LIBOR), 3/25/43(4)	958	140,905
Series 2013-54, Class HS, 1.911%, (6.30% - 1 mo. USD LIBOR), 10/25/41(4)	154	896
Series 2013-64, Class PS, 1.861%, (6.25% - 1 mo. USD LIBOR), 4/25/43(4)	1,370	96,248
Series 2013-75, Class SC, 1.861%, (6.25% - 1 mo. USD LIBOR), 7/25/42(4)	1,910	48,771
Series 2014-32, Class EI, 4.00%, 6/25/44	357	62,278
Series 2014-55, Class IN, 3.50%, 7/25/44	850	168,540
Series 2014-89, Class IO, 3.50%, 1/25/45	1,041	232,331
Series 2015-52, Class MI, 3.50%, 7/25/45	914	187,814
Series 2018-21, Class IO, 3.00%, 4/25/48	4,151	753,335
Series 2019-1, Class AS, 1.611%, (6.00% - 1 mo. USD LIBOR), 2/25/49(4)	6,573	441,377
Series 2019-33, Class SK, 1.661%, (6.05% - 1 mo. USD LIBOR), 7/25/49(4)	4,556	392,571
Series 2020-23, Class SP, 1.661%, (6.05% - 1 mo. USD LIBOR), 2/25/50(4)	3,806	441,112
Principal Only:(6)
Series 379, Class 1, 0.00%, 5/25/37	1,235	965,608
Series 2006-8, Class WQ, 0.00%, 3/25/36	2,104	1,699,441
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R04, Class 2B1, 9.639%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(2)	4,268	4,414,727
Government National Mortgage Association:
Series 2017-121, Class DF, 4.853%, (1 mo. USD LIBOR + 0.50%), 8/20/47(2)	3,460	3,362,054
Series 2017-137, Class AF, 4.853%, (1 mo. USD LIBOR + 0.50%), 9/20/47(2)	1,827	1,774,558
Series 2018-6, Class JZ, 4.00%, 1/20/48	5,051	4,888,997
Series 2021-160, Class NZ, 3.00%, 9/20/51	1,481	944,371
Series 2021-165, Class MZ, 2.50%, 9/20/51	9,038	6,545,634
Series 2022-189, Class US, 8.706%, (22.733% - 30-day average SOFR x 3.67), 11/20/52(4)	4,774	4,919,141

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only:(5)
Series 2017-104, Class SD, 1.847%, (6.20% - 1 mo. USD LIBOR), 7/20/47(4)	$2,640	$ 275,508
Series 2020-151, Class AI, 2.00%, 10/20/50	12,293	1,527,793
Series 2020-154, Class PI, 2.50%, 10/20/50	11,230	1,489,469
Series 2020-176, Class HI, 2.50%, 11/20/50	13,095	1,748,905
Series 2021-131, Class QI, 3.00%, 7/20/51	11,182	1,344,703
Series 2021-193, Class IU, 3.00%, 11/20/49	23,271	3,035,050
Series 2021-209, Class IW, 3.00%, 11/20/51	15,308	1,919,807
Total Collateralized Mortgage Obligations (identified cost $129,686,881)		$ 85,910,980

Commercial Mortgage-Backed Securities — 6.6%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(7)	$910	$ 684,211
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(7)	3,505	2,414,752
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.544%, 2/15/50(1)(7)	2,200	1,631,161
BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 5.418%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	2,000	1,882,470
BX Trust, Series 2018-EXCL, Class C, 6.293%, (1 mo. USD LIBOR + 1.975%), 9/15/37(1)(2)	318	298,756
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class C, 4.753%, 1/10/48(7)	1,300	1,113,214
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(7)	3,500	2,565,931
Series 2016-C7, Class D, 4.386%, 12/10/54(1)(7)	1,675	1,249,500
CGMS Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,100	904,358
COMM Mortgage Trust:
Series 2013-CR11, Class D, 5.118%, 8/10/50(1)(7)	7,400	7,071,698
Series 2014-CR21, Class C, 4.418%, 12/10/47(7)	2,000	1,798,015
Series 2015-CR22, Class D, 4.071%, 3/10/48(1)(7)	4,100	3,535,449
CSMC Trust:
Series 2016-NXSR, Class C, 4.448%, 12/15/49(7)	2,770	2,153,440
Series 2016-NXSR, Class D, 4.448%, 12/15/49(1)(7)	3,000	1,959,643
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.639%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(2)	1,528	1,439,293
Series 2020-01, Class M10, 8.139%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	2,000	1,854,790
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.547%, 9/15/47(1)(7)	5,276	3,926,834
Security	Principal Amount (000's omitted)	Value
JPMBB Commercial Mortgage Securities Trust: (continued)
Series 2014-C23, Class D, 3.984%, 9/15/47(1)(7)	$3,488	$ 2,976,360
Series 2014-C25, Class D, 3.936%, 11/15/47(1)(7)	4,400	3,028,703
Series 2015-C29, Class D, 3.684%, 5/15/48(7)	2,000	1,462,969
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.122%, 1/15/46(1)(7)	3,000	2,880,928
Series 2013-C16, Class D, 5.008%, 12/15/46(1)(7)	3,500	3,303,606
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,600	517,123
Series 2021-MHC, Class C, 5.618%, (1 mo. USD LIBOR + 1.30%), 4/15/38(1)(2)	1,900	1,825,028
MHC Commercial Mortgage Trust, Series 2021-MHC, Class C, 5.669%, (1 mo. USD LIBOR + 1.35%), 4/15/38(1)(2)	2,100	2,015,112
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.142%, 7/15/50(1)(7)(8)	2,670	2,265,320
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	3,577	2,659,293
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(7)(8)	1,600	1,157,220
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(8)	4,489	2,385,745
Series 2019-BPR, Class C, 7.618%, (1 mo. USD LIBOR + 3.30%), 5/15/36(1)(2)(8)	1,845	1,710,214
UBS Commercial Mortgage Trust, Series 2012-C1, Class D, 6.446%, 5/10/45(1)(7)	420	383,551
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.304%, 4/10/46(1)(7)	4,437	3,655,574
VMC Finance, LLC, Series 2021-HT1, Class B, 8.839%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	6,000	5,627,959
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 4.296%, 7/15/46(1)(7)	3,000	1,044,713
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	2,002,875
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,850	1,340,903
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	1,500	910,714
Total Commercial Mortgage-Backed Securities (identified cost $90,637,723)		$ 79,637,425

Common Stocks — 0.4%
Security	Shares	Value
Aerospace and Defense — 0.0%(9)
IAP Global Services, LLC(10)(11)(12)	31	$ 132,332
		$ 132,332

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Containers and Glass Products — 0.2%
LG Newco Holdco, Inc.(11)(12)	166,175	$ 1,703,294
		$ 1,703,294
Electronics/Electrical — 0.0%(9)
Riverbed Technology, Inc.(11)(12)	21,990	$ 11,050
Skillsoft Corp.(11)(12)	143,062	185,981
		$ 197,031
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(10)(11)(12)	42,374	$ 0
		$ 0
Investment Companies — 0.0%(9)
Aegletes B.V.(12)	11,215	$ 210,982
		$ 210,982
Nonferrous Metals/Minerals — 0.0%(9)
ACNR Holdings, Inc., Class A(11)(12)	3,818	$ 391,345
		$ 391,345
Oil and Gas — 0.1%
AFG Holdings, Inc.(10)(11)(12)	29,751	$ 86,575
McDermott International, Ltd.(11)(12)	93,940	44,622
Nine Point Energy Holdings, Inc.(10)(11)(13)	29,787	0
QuarterNorth Energy, Inc.(12)	3,814	524,425
		$ 655,622
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(11)(12)	74,443	$ 78,165
Cumulus Media, Inc., Class A(11)(12)	50,522	313,742
iHeartMedia, Inc., Class A(11)(12)	31,657	194,057
		$ 585,964
Retailers (Except Food and Drug) — 0.0%(9)
David’s Bridal, LLC(10)(11)(12)	40,851	$ 0
Phillips Pet Holding Corp.(10)(11)(12)	582	38,330
		$ 38,330
Telecommunications — 0.0%(9)
GEE Acquisition Holdings Corp.(10)(11)(12)	37,259	$ 342,410
		$ 342,410
Security	Shares	Value
Utilities — 0.0%(9)
Longview Intermediate Holdings, LLC, Class A(11)(12)	10,730	$ 155,585
		$ 155,585
Total Common Stocks (identified cost $9,157,126)		$ 4,412,895

Convertible Bonds — 0.0%(9)
Security	Principal Amount (000's omitted)	Value
Technology — 0.0%(9)
1Life Healthcare, Inc., 3.00%, 6/15/25	$619	$ 599,811
Total Convertible Bonds (identified cost $562,596)		$ 599,811

Convertible Preferred Stocks — 0.0%(9)
Security	Shares	Value
Electronics/Electrical — 0.0%(9)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(12)	7,179	$ 5,421
		$ 5,421
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%, (PIK)(10)(11)(13)	555	$ 0
		$ 0
Total Convertible Preferred Stocks (identified cost $770,385)		$ 5,421

Corporate Bonds — 52.8%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 1.1%
Bombardier, Inc.:
7.125%, 6/15/26(1)	736	$ 715,417
7.875%, 4/15/27(1)	795	772,769
Moog, Inc., 4.25%, 12/15/27(1)	955	885,018
Rolls-Royce PLC, 5.75%, 10/15/27(1)	2,954	2,818,500
Spirit AeroSystems, Inc., 9.375%, 11/30/29	989	1,042,357
TransDigm UK Holdings PLC, 6.875%, 5/15/26	725	709,096

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
TransDigm, Inc.:
5.50%, 11/15/27		2,552	$ 2,401,636
6.25%, 3/15/26(1)		2,408	2,380,043
7.50%, 3/15/27		1,862	1,845,218
			$ 13,570,054
Agriculture — 0.2%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		892	$ 873,134
Imperial Brands Finance PLC:
3.125%, 7/26/24(1)		300	286,974
6.125%, 7/27/27(1)		475	473,479
Philip Morris International, Inc., 5.125%, 11/17/27		750	756,806
			$ 2,390,393
Air Transport — 0.9%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)		3,023	$ 2,912,363
5.75%, 4/20/29(1)		1,952	1,787,565
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)		1,016	956,574
Deutsche Lufthansa AG:
2.875%, 2/11/25(14)	EUR	200	202,315
3.00%, 5/29/26(14)	EUR	100	96,968
3.50%, 7/14/29(14)	EUR	100	91,310
Gatwick Airport Finance PLC, 4.375%, 4/7/26(14)	GBP	300	328,240
Heathrow Finance PLC, 4.75% to 12/1/23, 3/1/24(3)(14)	GBP	225	265,591
Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(1)		2,176	2,168,509
United Airlines, Inc.:
4.375%, 4/15/26(1)		835	775,403
4.625%, 4/15/29(1)		1,276	1,113,247
			$ 10,698,085
Airlines — 0.2%
Air Canada:
3.875%, 8/15/26(1)		2,639	$ 2,341,935
4.625%, 8/15/29(1)	CAD	717	464,122
			$ 2,806,057
Auto Components — 0.4%
Daimler Truck Finance North America, LLC, 2.00%, 12/14/26(1)		550	$ 485,351
General Motors Financial Co., Inc., 1.50%, 6/10/26		1,125	978,328
Hyundai Capital America, 1.30%, 1/8/26(1)		850	744,281
Mercedes-Benz Finance North America, LLC, 3.30%, 5/19/25(1)		1,000	962,797
Security	Principal Amount* (000's omitted)		Value
Auto Components (continued)
Volkswagen Group of America Finance, LLC:
0.875%, 11/22/23(1)		975	$ 938,178
1.25%, 11/24/25(1)		525	468,554
			$ 4,577,489
Automotive — 1.8%
Adient Global Holdings, Ltd., 3.50%, 8/15/24(14)	EUR	125	$ 128,753
Allison Transmission, Inc., 3.75%, 1/30/31(1)		426	350,917
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		512	432,036
4.75%, 3/1/30		1,134	949,948
5.00%, 2/15/32(1)		217	178,808
Clarios Global, L.P., 4.375%, 5/15/26(14)	EUR	500	496,301
Clarios Global, L.P./Clarios U.S. Finance Co.:
6.25%, 5/15/26(1)		1,504	1,472,359
6.75%, 5/15/25(1)		432	433,629
8.50%, 5/15/27(1)		2,484	2,430,734
Faurecia S.E.:
2.375%, 6/15/29(14)	EUR	200	162,698
2.75%, 2/15/27(14)	EUR	200	181,419
3.75%, 6/15/28(14)	EUR	260	237,521
Ford Motor Co.:
3.25%, 2/12/32		2,825	2,123,614
4.75%, 1/15/43		1,274	917,341
7.45%, 7/16/31		457	468,136
9.625%, 4/22/30		201	227,734
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29		2,056	1,717,684
5.25%, 7/15/31		1,657	1,357,481
IHO Verwaltungs GmbH, 6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(15)		200	169,365
Jaguar Land Rover Automotive PLC, 2.20%, 1/15/24(14)	EUR	100	102,105
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		651	536,134
4.375%, 1/15/31(1)		1,696	1,382,885
4.625%, 12/15/27(1)		514	464,481
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		1,087	746,552
Renault S.A.:
1.25%, 6/24/25(14)	EUR	300	288,515
2.375%, 5/25/26(14)	EUR	100	96,602
2.50%, 6/2/27(14)	EUR	200	186,763
Schaeffler AG, 3.375%, 10/12/28(14)	EUR	300	280,476
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		1,297	1,040,204
4.875%, 11/15/31(1)		1,081	851,303

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
TI Automotive Finance PLC, 3.75%, 4/15/29(14)	EUR	212	$ 168,477
Volkswagen International Finance N.V., 3.875% to 6/17/29(14)(16)(17)	EUR	200	178,231
Wheel Pros, Inc., 6.50%, 5/15/29(1)		1,305	463,275
ZF North America Capital, Inc., 4.75%, 4/29/25(1)		200	189,367
			$ 21,411,848
Banks — 0.9%
Banque Federative du Credit Mutuel S.A., 2.375%, 11/21/24(1)		1,025	$ 969,833
Canadian Imperial Bank of Commerce, 3.30%, 4/7/25		500	480,224
Citizens Bank NA/Providence RI, 6.064% to 10/24/24, 10/24/25(17)		700	708,394
Credit Suisse Group AG, 6.442% to 8/11/27, 8/11/28(1)(17)		1,025	934,968
Deutsche Bank AG/New York NY, 0.962%, 11/8/23		975	938,398
Discover Bank, 2.45%, 9/12/24		1,000	946,529
Federation des Caisses Desjardins du Quebec, 4.55%, 8/23/27(1)		1,000	962,292
Intesa Sanpaolo SpA, 7.00%, 11/21/25(1)		925	944,399
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(17)		1,000	957,441
NatWest Group PLC, 7.472% to 11/10/25, 11/10/26(17)		575	598,983
Santander UK Group Holdings PLC, 6.833% to 11/21/25, 11/21/26(17)		1,900	1,926,628
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(17)		450	469,125
			$ 10,837,214
Banks and Thrifts — 0.9%
American Express Co., 2.55%, 3/4/27		525	$ 478,367
BankUnited, Inc., 5.125%, 6/11/30		457	424,408
BPCE S.A., 5.15%, 7/21/24(1)		950	930,533
Capital One Financial Corp., 3.273% to 3/1/29, 3/1/30(17)		395	338,477
Development Bank of Kazakhstan JSC, 2.95%, 5/6/31(14)		1,252	993,136
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(17)		1,350	1,421,182
SVB Financial Group, 4.10% to 2/15/31(16)(17)		1,930	1,114,230
Swedbank AB, 3.356%, 4/4/25(1)		975	937,924
Synchrony Bank, 5.625%, 8/23/27		2,000	1,952,133
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(17)		1,500	1,333,130
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(17)		686	633,226
			$ 10,556,746
Security	Principal Amount* (000's omitted)		Value
Beverage and Tobacco — 0.2%
BAT Capital Corp., 3.557%, 8/15/27		1,050	$ 960,908
JDE Peet's NV, 0.80%, 9/24/24(1)		800	731,184
PepsiCo, Inc., 3.60%, 3/1/24		450	444,671
			$ 2,136,763
Biotechnology — 0.0%(9)
Royalty Pharma PLC, 1.20%, 9/2/25		525	$ 470,346
			$ 470,346
Brokerage/Securities Dealers/Investment Houses — 0.2%
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)		1,896	$ 1,684,251
Intrum AB:
3.50%, 7/15/26(14)	EUR	200	180,779
4.875%, 8/15/25(14)	EUR	125	122,205
9.25%, 3/15/28(14)	EUR	100	106,108
			$ 2,093,343
Building and Development — 1.9%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC:
4.50%, 4/1/27(1)		1,470	$ 1,230,736
5.75%, 5/15/26(1)		1,167	1,068,059
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		2,118	1,720,838
5.00%, 3/1/30(1)		1,085	963,164
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		1,396	1,366,646
HT Troplast GmbH, 9.25%, 7/15/25(14)	EUR	315	309,215
James Hardie International Finance DAC, 3.625%, 10/1/26(14)	EUR	400	401,395
KB Home:
4.00%, 6/15/31		86	69,241
4.80%, 11/15/29		556	484,384
Masonite International Corp., 5.375%, 2/1/28(1)		570	528,008
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		1,149	916,270
Oscar AcquisitionCo, LLC/Oscar Finance, Inc., 9.50%, 4/15/30(1)		672	603,926
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		1,187	986,753
7.50%, 10/15/27(1)		225	219,271
PGT Innovations, Inc., 4.375%, 10/1/29(1)		1,066	893,860
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)		3,078	2,760,320
SRS Distribution, Inc.:
6.00%, 12/1/29(1)		1,100	876,868
6.125%, 7/1/29(1)		1,195	967,735

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
Standard Industries, Inc.:
2.25%, 11/21/26(14)	EUR	750	$ 689,920
3.375%, 1/15/31(1)		1,634	1,232,997
4.375%, 7/15/30(1)		1,779	1,453,460
5.00%, 2/15/27(1)		457	422,368
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(1)		1,062	996,233
5.875%, 6/15/27(1)		808	777,168
Victoria PLC, 3.625%, 8/24/26(14)	EUR	485	427,776
White Cap Buyer, LLC, 6.875%, 10/15/28(1)		439	380,457
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(15)		691	598,226
			$ 23,345,294
Business Equipment and Services — 0.8%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		1,695	$ 1,540,280
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(1)		2,443	2,240,378
9.75%, 7/15/27(1)		1,148	1,001,228
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
3.625%, 6/1/28(14)	EUR	200	170,638
4.625%, 6/1/28(1)		776	630,145
4.625%, 6/1/28(1)		549	454,462
4.875%, 6/1/28(14)	GBP	100	95,840
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28		447	383,542
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC:
7.125%, 7/31/26(1)		2,576	2,480,205
7.125%, 7/31/26(14)		350	336,984
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 7/30/26(14)	EUR	264	267,077
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 7/15/25(14)	EUR	300	296,167
			$ 9,896,946
Cable and Satellite Television — 1.5%
Altice France S.A.:
5.125%, 7/15/29(1)		767	$ 576,422
5.50%, 1/15/28(1)		841	660,412
5.875%, 2/1/27(14)	EUR	100	93,781
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		2,263	1,820,357
4.50%, 8/15/30(1)		2,140	1,772,797
4.50%, 5/1/32		771	615,200
Security	Principal Amount* (000's omitted)		Value
Cable and Satellite Television (continued)
CCO Holdings, LLC/CCO Holdings Capital Corp.: (continued)
4.75%, 3/1/30(1)		1,789	$ 1,546,948
4.75%, 2/1/32(1)		1,044	848,506
5.00%, 2/1/28(1)		1,755	1,597,392
5.375%, 6/1/29(1)		595	539,382
6.375%, 9/1/29(1)		1,974	1,858,847
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.908%, 7/23/25		950	932,015
CSC Holdings, LLC:
3.375%, 2/15/31(1)		698	456,332
6.50%, 2/1/29(1)		543	445,051
UPC Holding B.V., 5.50%, 1/15/28(1)		593	527,224
UPCB Finance VII, Ltd., 3.625%, 6/15/29(14)	EUR	300	286,326
Virgin Media Finance PLC:
3.75%, 7/15/30(14)	EUR	125	103,359
5.00%, 7/15/30(1)		946	760,296
Virgin Media Secured Finance PLC, 5.00%, 4/15/27(14)	GBP	100	107,971
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(14)	GBP	325	318,635
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		425	372,148
Ziggo B.V., 4.875%, 1/15/30(1)		628	526,534
Ziggo Bond Co., B.V.:
3.375%, 2/28/30(14)	EUR	230	178,830
6.00%, 1/15/27(1)		745	694,340
			$ 17,639,105
Capital Markets — 0.1%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		948	$ 855,120
4.125%, 4/15/29(1)		733	642,578
			$ 1,497,698
Chemicals — 0.0%(9)
Diamond BC B.V., 4.625%, 10/1/29(1)		668	$ 536,938
			$ 536,938
Chemicals and Plastics — 0.9%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		826	$ 665,749
Avient Corp., 7.125%, 8/1/30(1)		796	779,190
Celanese US Holdings, LLC:
6.165%, 7/15/27		564	557,193
6.33%, 7/15/29		1,000	973,774
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		545	408,044

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals and Plastics (continued)
Herens Midco S.a.r.l., 5.25%, 5/15/29(14)	EUR	156	$ 116,534
INEOS Quattro Finance 2 PLC, 2.50%, 1/15/26(14)	EUR	154	140,601
NOVA Chemicals Corp.:
4.25%, 5/15/29(1)		1,242	1,017,161
4.875%, 6/1/24(1)		874	847,597
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		1,307	1,134,267
OCI N.V., 3.625%, 10/15/25(14)	EUR	180	191,284
Valvoline, Inc.:
3.625%, 6/15/31(1)		802	659,108
4.25%, 2/15/30(1)		1,449	1,408,140
WR Grace Holdings, LLC:
4.875%, 6/15/27(1)		1,472	1,306,223
5.625%, 10/1/24(1)		1,000	986,390
			$ 11,191,255
Clothing/Textiles — 0.1%
Hanesbrands Finance Luxembourg SCA, 3.50%, 6/15/24(14)	EUR	500	$ 520,104
William Carter Co. (The), 5.625%, 3/15/27(1)		811	779,322
			$ 1,299,426
Commercial Services — 1.3%
Abertis Infraestructuras Finance B.V., 3.248% to 11/24/25(14)(16)(17)	EUR	500	$ 454,424
APi Group DE, Inc., 4.75%, 10/15/29(1)		1,510	1,316,683
Arena Luxembourg Finance S.a.r.l., 1.875%, 2/1/28(14)	EUR	200	171,514
Autostrade per l'Italia SpA, 2.00%, 12/4/28(14)	EUR	500	442,019
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)		792	678,537
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(14)	EUR	100	90,105
EC Finance PLC, 3.00%, 10/15/26(14)	EUR	102	98,977
Global Payments, Inc., 4.95%, 8/15/27		975	947,357
HealthEquity, Inc., 4.50%, 10/1/29(1)		1,176	1,029,176
IPD 3 B.V., 5.50%, 12/1/25(14)	EUR	300	305,624
Korn Ferry, 4.625%, 12/15/27(1)		1,355	1,250,299
LABL, Inc.:
5.875%, 11/1/28(1)		507	442,684
8.25%, 11/1/29(1)		1,016	811,121
Metis Merger Sub, LLC, 6.50%, 5/15/29(1)		1,728	1,452,873
MoneyGram International, Inc., 5.375%, 8/1/26(1)		1,509	1,531,315
Mooney Group SpA, 5.937%, (3 mo. EURIBOR + 3.875%), 12/17/26(2)(14)	EUR	110	111,936
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		1,282	1,123,417
PROG Holdings, Inc., 6.00%, 11/15/29(1)		1,085	874,488
Security	Principal Amount* (000's omitted)		Value
Commercial Services (continued)
Verisure Holding AB:
3.25%, 2/15/27(14)	EUR	200	$ 186,337
3.875%, 7/15/26(14)	EUR	200	194,556
Verisure Midholding AB, 5.25%, 2/15/29(14)	EUR	175	150,331
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		2,060	1,943,929
			$ 15,607,702
Computers — 0.7%
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(1)		1,341	$ 1,190,449
4.00%, 7/1/29(1)		717	632,099
Dell International, LLC/EMC Corp., 4.90%, 10/1/26		500	492,843
Kyndryl Holdings, Inc., 2.05%, 10/15/26		600	490,252
McAfee Corp., 7.375%, 2/15/30(1)		1,121	903,320
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		3,176	2,949,424
Seagate HDD Cayman, 9.625%, 12/1/32		1,800	1,976,678
			$ 8,635,065
Conglomerates — 0.1%
Spectrum Brands, Inc.:
5.00%, 10/1/29(1)		406	$ 352,025
5.50%, 7/15/30(1)		1,135	1,003,526
			$ 1,355,551
Consumer Products — 0.1%
Central Garden & Pet Co.:
4.125%, 10/15/30		488	$ 401,628
5.125%, 2/1/28		864	805,127
			$ 1,206,755
Containers and Glass Products — 0.4%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(14)	EUR	300	$ 236,042
4.00%, 9/1/29(1)		1,177	935,012
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(1)		2,027	1,600,032
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		660	630,498
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		750	729,352
Graphic Packaging International, LLC, 2.625%, 2/1/29(14)	EUR	100	93,996
Verallia S.A., 1.875%, 11/10/31(14)	EUR	100	83,772
			$ 4,308,704

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		441	$ 376,580
5.50%, 6/1/28(1)		1,067	999,779
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)		200	175,286
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)		643	525,469
			$ 2,077,114
Distribution & Wholesale — 0.5%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		2,799	$ 2,513,586
Parts Europe S.A.:
5.456%, (3 mo. EURIBOR + 4.00%), 7/20/27(2)(14)	EUR	128	133,430
6.50%, 7/16/25(14)	EUR	100	107,214
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		2,429	2,107,886
5.50%, 10/15/27(1)		935	883,846
Travis Perkins PLC, 4.50%, 9/7/23(14)	GBP	100	119,417
			$ 5,865,379
Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24		599	$ 552,921
2.45%, 10/29/26		975	853,845
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		1,133	1,140,081
Air Lease Corp., 0.80%, 8/18/24		750	691,067
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(1)(16)(17)		410	358,237
Cantor Fitzgerald, L.P., 4.50%, 4/14/27(1)		1,650	1,531,171
CI Financial Corp., 3.20%, 12/17/30		1,000	760,652
Enact Holdings, Inc., 6.50%, 8/15/25(1)		708	696,021
Encore Capital Group, Inc., 5.628%, (3 mo. EURIBOR + 4.25%), 1/15/28(2)(14)	EUR	600	608,711
Iqera Group S.A.S., 6.50%, 9/30/24(14)	EUR	400	402,275
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		1,823	1,570,414
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		1,275	1,056,784
Jerrold Finco PLC, 4.875%, 1/15/26(14)	GBP	200	209,088
Lincoln Financing S.a.r.l., 3.625%, 4/1/24(14)	EUR	245	259,700
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)		1,209	1,126,921
PRA Group, Inc.:
5.00%, 10/1/29(1)		294	242,982
7.375%, 9/1/25(1)		1,566	1,524,109
ProGroup AG, 3.00%, 3/31/26(14)	EUR	600	568,325
Radian Group, Inc., 6.625%, 3/15/25		950	938,723
Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
3.625%, 3/1/29(1)		1,035	$ 821,891
3.875%, 3/1/31(1)		600	459,390
4.00%, 10/15/33(1)		225	168,369
Sherwood Financing PLC, 6.00%, 11/15/26(14)	GBP	150	141,447
Synchrony Financial, 4.875%, 6/13/25		227	221,389
Unifin Financiera SAB de CV, 7.375%, 2/12/26(1)(18)		620	21,390
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)		2,192	1,760,450
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(14)	EUR	2,900	2,427,727
3.50%, 11/1/25(14)	EUR	100	80,425
			$ 21,194,505
Drugs — 0.6%
AdaptHealth, LLC:
4.625%, 8/1/29(1)		405	$ 339,613
5.125%, 3/1/30(1)		776	661,610
6.125%, 8/1/28(1)		685	630,675
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)		649	515,955
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)		1,550	1,178,734
Gruenenthal GmbH, 3.625%, 11/15/26(14)	EUR	100	98,334
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,371	1,224,406
Organon & Co./Organon Foreign Debt Co.-Issuer B.V., 5.125%, 4/30/31(1)		1,037	899,738
Perrigo Finance Unlimited Co.:
4.40%, 6/15/30		2,255	1,924,366
4.90%, 12/15/44		200	135,561
			$ 7,608,992
Ecological Services and Equipment — 0.6%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)		551	$ 523,020
5.125%, 7/15/29(1)		332	308,503
Covanta Holding Corp.:
4.875%, 12/1/29(1)		1,536	1,260,396
5.00%, 9/1/30		319	258,298
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		1,679	1,478,288
3.75%, 8/1/25(1)		776	734,542
4.75%, 6/15/29(1)		3,095	2,712,845
Paprec Holding S.A.:
3.50%, 7/1/28(14)	EUR	129	120,048

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Ecological Services and Equipment (continued)
Paprec Holding S.A.: (continued)
4.00%, 3/31/25(14)	EUR	200	$ 207,659
			$ 7,603,599
Electric Utilities — 1.1%
ContourGlobal Power Holdings S.A., 4.125%, 8/1/25(14)	EUR	200	$ 210,707
Dominion Energy, Inc., 1.45%, 4/15/26		800	713,142
Drax Finco PLC, 6.625%, 11/1/25(1)		1,119	1,071,136
Edison International, 4.70%, 8/15/25		500	489,722
EDP - Energias de Portugal S.A., 4.496% to 1/30/24, 4/30/79(14)(17)	EUR	600	633,723
EDP Finance B.V., 6.30%, 10/11/27(1)		700	721,234
Electricite de France SA, 7.50% to 12/15/26, 12/31/29(14)(16)(17)	EUR	200	213,820
Fells Point Funding Trust, 3.046%, 1/31/27(1)		525	478,546
FirstEnergy Corp.:
2.65%, 3/1/30		410	335,017
Series B, 4.40%, 7/15/27		1,630	1,519,891
NextEra Energy Capital Holdings, Inc., 4.625%, 7/15/27		475	467,834
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,112	999,026
Public Power Corp S.A., 3.875%, 3/30/26(14)	EUR	300	301,125
Southern California Edison Co., 5.85%, 11/1/27		275	283,541
Southern Co. (The), 5.113%, 8/1/27		1,994	1,989,947
TransAlta Corp., 7.75%, 11/15/29		968	989,902
Wec Energy Group, Inc., 5.00%, 9/27/25		475	475,388
WESCO Distribution, Inc.:
7.125%, 6/15/25(1)		1,024	1,039,065
7.25%, 6/15/28(1)		915	928,925
			$ 13,861,691
Electronics/Electrical — 0.8%
Coherent Corp., 5.00%, 12/15/29(1)		1,055	$ 911,235
Electricite de France S.A., 2.875% to 12/15/26(14)(16)(17)	EUR	400	352,194
Imola Merger Corp., 4.75%, 5/15/29(1)		3,543	3,081,094
Open Text Corp., 3.875%, 2/15/28(1)		1,009	867,589
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		883	709,879
RWE AG, 6.625% to 3/30/26, 7/30/75(14)(17)		266	260,717
Sensata Technologies B.V., 5.00%, 10/1/25(1)		447	437,314
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		1,660	1,368,131
4.375%, 2/15/30(1)		627	546,919
Security	Principal Amount* (000's omitted)		Value
Electronics/Electrical (continued)
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		517	$ 485,166
Verisure Holding AB, 6.378%, (3 mo. EURIBOR + 5.00%), 4/15/25(2)(14)	EUR	100	106,820
			$ 9,127,058
Energy — 0.6%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		2,651	$ 2,501,007
New Fortress Energy, Inc., 6.50%, 9/30/26(1)		2,374	2,209,244
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29		884	774,512
4.50%, 4/30/30		1,692	1,471,025
			$ 6,955,788
Engineering & Construction — 0.5%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		1,038	$ 947,586
Cellnex Finance Co. S.A.:
1.00%, 9/15/27(14)	EUR	100	89,400
2.25%, 4/12/26(14)	EUR	400	395,265
Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,389	1,210,985
Infrastrutture Wireless Italiane SpA, 1.875%, 7/8/26(14)	EUR	100	98,072
TopBuild Corp., 4.125%, 2/15/32(1)		1,562	1,271,554
VM Consolidated, Inc., 5.50%, 4/15/29(1)		1,899	1,675,032
			$ 5,687,894
Entertainment — 1.1%
Banijay Entertainment SASU, 3.50%, 3/1/25(14)	EUR	100	$ 101,112
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		529	431,450
6.25%, 7/1/25(1)		2,521	2,454,712
8.125%, 7/1/27(1)		1,589	1,564,545
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)		1,751	1,572,720
CPUK Finance, Ltd.:
4.50%, 8/28/27(14)	GBP	100	101,020
4.875%, 2/28/47(14)	GBP	235	263,401
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		1,721	1,555,665
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)		1,226	1,093,439
Lottomatica SpA:
5.125%, 7/15/25(14)	EUR	200	203,556
6.25%, 7/15/25(14)	EUR	100	104,792
Pinewood Finance Co., Ltd., 3.25%, 9/30/25(14)	GBP	200	223,716
Scientific Games International, Inc., 7.00%, 5/15/28(1)		1,647	1,574,046

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		1,515	$ 1,346,784
Warnermedia Holdings, Inc., 3.755%, 3/15/27(1)		1,050	947,051
			$ 13,538,009
Environmental — 0.0%(9)
Waste Management, Inc., 0.75%, 11/15/25		525	$ 469,959
			$ 469,959
Equipment Leasing — 0.0%(9)
Ashtead Capital, Inc., 4.25%, 11/1/29(1)		526	$ 472,608
			$ 472,608
Financial Intermediaries — 2.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(16)(17)		1,647	$ 1,106,578
Alpha Holding S.A. de CV:
9.00%, 2/10/25(1)(18)		721	17,489
10.00%, 12/19/22(1)(18)		188	944
Citigroup, Inc., 5.61% to 9/29/25, 9/29/26(17)		1,425	1,432,594
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(1)		530	454,258
Ford Motor Credit Co., LLC:
1.744%, 7/19/24	EUR	200	204,981
2.386%, 2/17/26	EUR	200	195,963
2.90%, 2/16/28		420	347,401
3.021%, 3/6/24	EUR	200	210,343
3.087%, 1/9/23		439	439,252
3.37%, 11/17/23		513	501,084
3.625%, 6/17/31		2,307	1,815,282
3.815%, 11/2/27		1,984	1,746,952
4.00%, 11/13/30		995	818,691
4.125%, 8/17/27		2,739	2,457,691
4.271%, 1/9/27		476	431,350
5.125%, 6/16/25		938	903,802
5.584%, 3/18/24		257	254,186
5.841%, (3 mo. USD LIBOR + 1.235%), 2/15/23(2)		479	478,565
Goldman Sachs Group, Inc. (The), 3.615% to 3/15/27, 3/15/28(17)		1,496	1,395,691
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/27		1,614	1,481,329
6.25%, 5/15/26		1,095	1,054,694
6.375%, 12/15/25		820	796,646
JPMorgan Chase & Co.:
3.54%, 5/1/28(17)		1,550	1,428,673
Series HH, 4.60% to 2/1/25(16)(17)		1,674	1,479,397
Security	Principal Amount* (000's omitted)		Value
Financial Intermediaries (continued)
JPMorgan Chase & Co.: (continued)
5.546%, 12/15/25(17)		1,400	$ 1,401,092
MSCI, Inc.:
3.625%, 9/1/30(1)		520	433,173
3.875%, 2/15/31(1)		899	749,047
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(17)		1,011	990,372
			$ 25,027,520
Financial Services — 0.5%
Bank of America Corp., 1.734% to 7/22/26, 7/22/27(17)		1,625	$ 1,425,687
Carlyle Finance Subsidiary, LLC, 3.50%, 9/19/29(1)		1,000	847,891
Nationwide Building Society, 4.00%, 9/14/26(1)		525	478,126
Nordea Bank Abp, 3.75%, 8/30/23(1)		1,400	1,386,893
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(14)		2,600	2,177,500
			$ 6,316,097
Food Products — 0.8%
Bellis Acquisition Co. PLC, 3.25%, 2/16/26(14)	GBP	200	$ 197,633
Chobani LLC/Chobani Finance Corp Inc, 7.50%, 4/15/25(1)		1,349	1,315,720
Ingles Markets, Inc., 4.00%, 6/15/31(1)		854	719,337
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)		2,139	2,040,317
Kraft Heinz Foods Co.:
3.875%, 5/15/27		1,198	1,146,455
4.25%, 3/1/31		1,439	1,349,235
4.375%, 6/1/46		282	230,448
4.625%, 10/1/39		425	374,562
5.50%, 6/1/50		245	235,497
Nomad Foods Bondco PLC, 2.50%, 6/24/28(14)	EUR	336	306,170
Pilgrim's Pride Corp., 3.50%, 3/1/32(1)		2,387	1,871,277
Premier Foods Financing PLC, 3.50%, 10/15/26(14)	GBP	125	133,216
			$ 9,919,867
Food Service — 0.6%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)		1,906	$ 1,709,206
4.00%, 10/15/30(1)		2,705	2,196,176
4.375%, 1/15/28(1)		1,014	909,422
5.75%, 4/15/25(1)		372	369,738
IRB Holding Corp., 7.00%, 6/15/25(1)		615	614,416

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Food Service (continued)
US Foods, Inc., 4.75%, 2/15/29(1)		1,837	$ 1,633,277
Yum! Brands, Inc., 3.625%, 3/15/31		238	200,065
			$ 7,632,300
Food/Drug Retailers — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)		1,595	$ 1,426,305
5.875%, 2/15/28(1)		1,004	956,209
			$ 2,382,514
Forest Products & Paper — 0.0%(9)
Georgia-Pacific, LLC, 1.75%, 9/30/25(1)		525	$ 480,052
			$ 480,052
Health Care — 3.6%
Avantor Funding, Inc., 2.625%, 11/1/25(14)	EUR	300	$ 303,858
Centene Corp.:
2.50%, 3/1/31		1,992	1,562,521
3.00%, 10/15/30		2,345	1,927,600
3.375%, 2/15/30		2,008	1,702,031
4.25%, 12/15/27		1,005	944,769
4.625%, 12/15/29		1,758	1,610,488
Chrome Bidco SASU, 3.50%, 5/31/28(14)	EUR	450	406,327
Chrome Holdco SASU, 5.00%, 5/31/29(14)	EUR	200	167,098
Encompass Health Corp.:
4.625%, 4/1/31		683	588,146
4.75%, 2/1/30		639	562,158
Grifols Escrow Issuer S.A.:
3.875%, 10/15/28(14)	EUR	494	447,311
4.75%, 10/15/28(1)		1,446	1,250,284
Grifols S.A.:
1.625%, 2/15/25(14)	EUR	100	101,442
3.20%, 5/1/25(14)	EUR	350	347,011
HCA, Inc.:
5.25%, 6/15/26		475	469,876
5.375%, 9/1/26		1,610	1,594,271
5.625%, 9/1/28		1,472	1,466,585
5.875%, 2/15/26		2,705	2,724,794
5.875%, 2/1/29		1,076	1,074,901
IQVIA, Inc.:
2.25%, 1/15/28(14)	EUR	350	330,646
2.875%, 6/15/28(14)	EUR	100	95,805
5.00%, 10/15/26(1)		850	813,492
5.00%, 5/15/27(1)		685	654,517
Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
Legacy LifePoint Health, LLC:
4.375%, 2/15/27(1)		989	$ 838,079
6.75%, 4/15/25(1)		731	689,092
LifePoint Health, Inc., 5.375%, 1/15/29(1)		2,690	1,523,724
Medline Borrower, L.P., 5.25%, 10/1/29(1)		3,821	3,041,726
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		759	641,051
ModivCare, Inc., 5.875%, 11/15/25(1)		1,506	1,416,568
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		1,330	1,129,070
3.875%, 5/15/32(1)		1,450	1,206,232
Option Care Health, Inc., 4.375%, 10/31/29(1)		1,442	1,263,170
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		430	346,950
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		1,890	1,092,080
Teleflex, Inc., 4.25%, 6/1/28(1)		320	292,682
Tenet Healthcare Corp.:
4.375%, 1/15/30(1)		187	162,189
4.625%, 9/1/24(1)		268	260,688
4.875%, 1/1/26(1)		1,607	1,522,910
5.125%, 11/1/27(1)		1,607	1,498,158
6.125%, 10/1/28(1)		1,593	1,429,606
6.875%, 11/15/31		878	792,365
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		2,637	2,343,432
Varex Imaging Corp., 7.875%, 10/15/27(1)		706	702,710
			$ 43,338,413
Health Care Providers & Services — 0.0%(9)
Boston Scientific Corp., 1.90%, 6/1/25		525	$ 490,511
			$ 490,511
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		2,082	$ 1,637,431
			$ 1,637,431
Homebuilders/Real Estate — 0.0%(9)
M/I Homes, Inc., 4.95%, 2/1/28		459	$ 408,528
			$ 408,528
Industrial Equipment — 0.2%
Huntington Ingalls Industries, Inc., 0.67%, 8/16/23		500	$ 485,607
Madison IAQ, LLC, 5.875%, 6/30/29(1)		2,000	1,374,558
TK Elevator Midco GmbH:
4.375%, 7/15/27(14)	EUR	125	119,410

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Industrial Equipment (continued)
TK Elevator Midco GmbH: (continued)
6.128%, (3 mo. EURIBOR + 4.75%), 7/15/27(2)(14)	EUR	300	$ 312,223
			$ 2,291,798
Insurance — 0.8%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		2,615	$ 2,356,141
AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,010	857,941
AssuredPartners, Inc., 5.625%, 1/15/29(1)		450	370,953
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)		1,784	1,520,649
Galaxy Finco, Ltd., 9.25%, 7/31/27(14)	GBP	575	574,195
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		820	786,757
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30		1,355	1,336,239
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(17)		250	203,990
Lincoln National, Corp., 9.25% to 12/1/27(16)(17)		145	154,425
Radian Group, Inc., 4.875%, 3/15/27		1,032	947,339
			$ 9,108,629
Internet Software & Services — 0.6%
Amazon.com, Inc., 3.30%, 4/13/27		1,025	$ 974,325
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		655	513,154
6.125%, 12/1/28(1)		659	529,734
Cars.com, Inc., 6.375%, 11/1/28(1)		1,770	1,574,393
Match Group Holdings II, LLC, 3.625%, 10/1/31(1)		1,727	1,326,619
Netflix, Inc., 5.375%, 11/15/29(1)		1,000	971,775
Science Applications International Corp., 4.875%, 4/1/28(1)		1,487	1,377,844
United Group B.V.:
4.00%, 11/15/27(14)	EUR	100	80,083
4.875%, 7/1/24(14)	EUR	400	400,110
			$ 7,748,037
Leisure Goods/Activities/Movies — 1.5%
Carnival Corp.:
5.75%, 3/1/27(1)		1,316	$ 941,953
6.00%, 5/1/29(1)		404	269,976
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		1,481	1,101,560
5.875%, 3/15/26(1)		414	345,362
8.75%, 5/1/25(1)		303	306,781
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(14)(15)	EUR	252	233,814
Security	Principal Amount* (000's omitted)		Value
Leisure Goods/Activities/Movies (continued)
Life Time, Inc.:
5.75%, 1/15/26(1)		1,268	$ 1,181,459
8.00%, 4/15/26(1)		427	384,834
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)		1,167	1,060,126
Motion Finco S.a.r.l., 7.00%, 5/15/25(14)	EUR	300	321,495
National CineMedia, LLC:
5.75%, 8/15/26		1,186	32,829
5.875%, 4/15/28(1)		1,559	361,103
NCL Corp., Ltd.:
5.875%, 3/15/26(1)		662	521,126
5.875%, 2/15/27(1)		517	448,474
7.75%, 2/15/29(1)		433	326,413
NCL Finance, Ltd., 6.125%, 3/15/28(1)		343	253,639
Playtika Holding Corp., 4.25%, 3/15/29(1)		1,511	1,188,024
Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(1)		1,612	1,621,608
SeaWorld Parks & Entertainment, Inc.:
5.25%, 8/15/29(1)		1,264	1,102,207
8.75%, 5/1/25(1)		1,090	1,123,218
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)		2,472	2,018,992
6.25%, 5/15/25(1)		1,690	1,544,246
7.00%, 2/15/29(1)		658	545,350
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		422	340,259
			$ 17,574,848
Life Sciences Tools & Services — 0.1%
Catalent Pharma Solutions, Inc.:
2.375%, 3/1/28(14)	EUR	450	$ 394,632
3.50%, 4/1/30(1)		1,322	1,045,523
			$ 1,440,155
Lodging and Casinos — 0.3%
Accor S.A., 2.375%, 11/29/28(14)	EUR	200	$ 183,645
Marriott International, Inc., 5.00%, 10/15/27		750	741,347
MGM Resorts International:
4.75%, 10/15/28		1,138	995,135
5.50%, 4/15/27		453	422,046
5.75%, 6/15/25		948	922,722
			$ 3,264,895
Machinery — 0.1%
Chart Industries, Inc., 9.50%, 1/1/31		1,139	$ 1,169,542
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(14)	EUR	321	284,541
			$ 1,454,083

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Media — 0.4%
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(1)		1,595	$ 962,981
iHeartCommunications, Inc.:
6.375%, 5/1/26		179	164,993
8.375%, 5/1/27		324	276,630
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(1)		543	450,108
6.25%, 6/15/25(1)		807	800,743
Telenet Finance Luxembourg S.a.r.l., 3.50%, 3/1/28(14)	EUR	100	96,975
Univision Communications, Inc.:
4.50%, 5/1/29(1)		1,990	1,667,889
7.375%, 6/30/30(1)		391	374,152
Urban One, Inc., 7.375%, 2/1/28(1)		634	536,719
			$ 5,331,190
Metals/Mining — 1.1%
Arconic Corp., 6.125%, 2/15/28(1)		648	$ 609,110
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)		2,658	2,669,217
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		3,216	3,092,345
Constellium N.V.:
4.25%, 2/15/26(14)	EUR	150	155,111
5.875%, 2/15/26(1)		490	472,762
Freeport-McMoRan, Inc., 5.45%, 3/15/43		1,600	1,446,872
Glencore Funding, LLC, 4.125%, 3/12/24(1)		475	467,606
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		1,085	986,872
6.125%, 4/1/29(1)		489	443,613
Novelis Corp.:
3.25%, 11/15/26(1)		690	619,451
4.75%, 1/30/30(1)		1,068	949,260
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(14)	EUR	300	275,258
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		1,513	1,310,182
			$ 13,497,659
Nonferrous Metals/Minerals — 0.4%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		1,333	$ 1,167,884
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)		1,615	1,575,271
New Gold, Inc., 7.50%, 7/15/27(1)		2,596	2,282,232
			$ 5,025,387
Oil and Gas — 3.6%
Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%), 10/1/25(2)		2,366	$ 2,366,073
Security	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)		1,570	$ 1,559,169
Callon Petroleum Co.:
7.50%, 6/15/30(1)		601	550,696
8.00%, 8/1/28(1)		788	752,208
Chord Energy Corp., 6.375%, 6/1/26(1)		1,111	1,083,581
Colgate Energy Partners III, LLC:
5.875%, 7/1/29(1)		2,252	1,937,082
7.75%, 2/15/26(1)		1,166	1,136,722
Continental Resources, Inc., 2.268%, 11/15/26(1)		550	477,266
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)		1,519	1,372,942
CVR Energy, Inc., 5.75%, 2/15/28(1)		2,905	2,533,392
Energy Transfer, L.P., 5.00%, 5/15/50		1,094	878,907
EQT Corp., 5.678%, 10/1/25		475	473,340
Hilcorp Energy I, L.P./Hilcorp Finance Co.:
5.75%, 2/1/29(1)		700	624,058
6.00%, 2/1/31(1)		560	485,133
Marathon Petroleum Corp., 4.70%, 5/1/25		475	468,161
Nabors Industries, Inc., 9.00%, 2/1/25(1)		1,091	1,106,251
Nabors Industries, Ltd., 7.50%, 1/15/28(1)		665	609,457
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		3,382	3,289,867
Occidental Petroleum Corp.:
6.20%, 3/15/40		480	470,578
6.625%, 9/1/30		1,511	1,564,845
8.50%, 7/15/27		1,965	2,119,303
8.875%, 7/15/30		1,685	1,905,203
Parkland Corp.:
4.50%, 10/1/29(1)		376	313,851
4.625%, 5/1/30(1)		1,501	1,244,246
Permian Resources Operating, LLC, 5.375%, 1/15/26(1)		232	211,553
Petroleos Mexicanos:
6.75%, 9/21/47		2,506	1,604,551
6.84%, 1/23/30		142	117,686
Precision Drilling Corp.:
6.875%, 1/15/29(1)		932	868,910
7.125%, 1/15/26(1)		500	484,540
Repsol International Finance B.V., 4.50% to 3/25/25, 3/25/75(14)(17)	EUR	100	103,834
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(1)		1,535	1,334,567
8.875%, 11/15/24(1)		441	432,731
Southwestern Energy Co., 4.75%, 2/1/32		1,485	1,271,925
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)		2,569	2,392,638

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32		1,038	$ 874,764
4.875%, 2/1/31		233	210,702
5.50%, 3/1/30		224	211,099
6.50%, 7/15/27		566	570,511
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)		935	910,857
UGI International, LLC, 2.50%, 12/1/29(14)	EUR	200	164,788
Var Energi ASA, 7.50%, 1/15/28(1)		600	612,339
Weatherford International, Ltd., 8.625%, 4/30/30(1)		1,355	1,303,636
Wintershall Dea Finance 2 B.V., 2.499% to 4/20/26(14)(16)(17)	EUR	600	521,709
			$ 43,525,671
Packaging & Containers — 0.2%
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(14)	EUR	350	$ 293,695
Schoeller Packaging B.V., 6.375%, 11/1/24(14)	EUR	200	148,598
Sealed Air Corp., 1.573%, 10/15/26(1)		550	475,635
Silgan Holdings, Inc., 1.40%, 4/1/26(1)		550	485,866
Trivium Packaging Finance B.V.:
3.75%, 8/15/26(14)	EUR	300	294,622
5.548%, (3 mo. EURIBOR + 3.75%), 8/15/26(2)(14)	EUR	300	305,222
			$ 2,003,638
Pharmaceuticals — 0.6%
Abbvie, Inc., 3.80%, 3/15/25		725	$ 707,206
BellRing Brands, Inc., 7.00%, 3/15/30(1)		2,444	2,354,855
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		1,383	1,231,658
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)		1,105	1,135,924
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(1)		1,345	1,092,839
PRA Health Sciences, Inc., 2.875%, 7/15/26(1)		410	371,572
Rossini S.a.r.l., 5.48%, (3 mo. EURIBOR + 3.875%), 10/30/25(2)(14)	EUR	300	317,321
			$ 7,211,375
Pipelines — 1.8%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)		1,874	$ 1,774,823
7.875%, 5/15/26(1)		879	891,043
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31		2,706	2,307,433
4.50%, 10/1/29		1,722	1,552,342
Security	Principal Amount* (000's omitted)		Value
Pipelines (continued)
Cheniere Energy, Inc., 4.625%, 10/15/28		1,553	$ 1,406,696
DT Midstream, Inc., 4.125%, 6/15/29(1)		1,449	1,247,640
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)		1,355	1,140,093
4.75%, 1/15/31(1)		1,086	889,928
6.00%, 7/1/25(1)		257	248,446
6.50%, 7/1/27(1)		702	672,165
7.50%, 6/1/30(1)		1,010	974,549
Kinetik Holdings, L.P., 5.875%, 6/15/30(1)		2,308	2,167,519
Midwest Connector Capital Co., LLC, 4.625%, 4/1/29(1)		1,269	1,149,076
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24		950	950,744
Venture Global Calcasieu Pass, LLC:
3.875%, 8/15/29(1)		1,116	978,459
3.875%, 11/1/33(1)		665	544,465
4.125%, 8/15/31(1)		992	846,920
Western Midstream Operating, L.P.:
4.30%, 2/1/30		1,187	1,038,833
4.50%, 3/1/28		148	136,595
4.75%, 8/15/28		150	137,259
Williams Cos., Inc. (The), 4.55%, 6/24/24		950	940,154
			$ 21,995,182
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		630	$ 530,356
8.00%, 8/1/29(1)		2,378	1,969,620
			$ 2,499,976
Radio and Television — 0.8%
Audacy Capital Corp., 6.75%, 3/31/29(1)		1,627	$ 283,918
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8/15/27(1)		740	642,801
7.75%, 4/15/28(1)		1,517	1,109,389
CMG Media Corp., 8.875%, 12/15/27(1)		3,533	2,664,871
Sirius XM Radio, Inc.:
3.125%, 9/1/26(1)		946	841,169
3.875%, 9/1/31(1)		951	743,772
5.00%, 8/1/27(1)		1,609	1,490,837
Townsquare Media, Inc., 6.875%, 2/1/26(1)		1,492	1,326,017
			$ 9,102,774
Real Estate Investment Trusts (REITs) — 1.3%
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		412	$ 349,844
Emeria SASU, 3.375%, 3/31/28(14)	EUR	200	179,043

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Real Estate Investment Trusts (REITs) (continued)
EPR Properties:
3.60%, 11/15/31		600	$ 435,996
3.75%, 8/15/29		565	443,400
Equinix, Inc., 1.00%, 9/15/25		525	470,002
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		600	522,114
3.75%, 9/15/30(1)		1,816	1,337,694
6.00%, 4/15/25(1)		716	694,520
Heimstaden Bostad AB:
3.00% to 10/29/27(14)(16)(17)	EUR	352	216,659
3.248% to 11/19/24(14)(16)(17)	EUR	100	78,999
Newmark Group, Inc., 6.125%, 11/15/23		2,126	2,109,294
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		323	293,728
4.125%, 8/15/30(1)		1,108	971,544
4.25%, 12/1/26(1)		1,653	1,545,760
4.50%, 9/1/26(1)		895	843,509
4.625%, 12/1/29(1)		2,359	2,150,653
5.625%, 5/1/24(1)		480	476,225
5.75%, 2/1/27(1)		2,073	2,023,374
Vornado Realty, L.P., 3.40%, 6/1/31		219	163,333
			$ 15,305,691
Retail — 1.0%
7-Eleven, Inc., 0.80%, 2/10/24(1)		500	$ 476,023
Arko Corp., 5.125%, 11/15/29(1)		2,276	1,790,074
B&M European Value Retail S.A., 3.625%, 7/15/25(14)	GBP	200	226,074
Dufry One B.V.:
2.00%, 2/15/27(14)	EUR	200	175,824
2.50%, 10/15/24(14)	EUR	200	208,553
3.375%, 4/15/28(14)	EUR	139	123,814
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc.:
4.625%, 1/15/29(1)		745	631,414
6.75%, 1/15/30(1)		1,988	1,607,248
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)		1,328	1,126,290
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		957	802,117
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)		1,652	1,325,050
McDonald's Corp., 1.45%, 9/1/25		975	895,017
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(14)(15)	EUR	130	126,458
Punch Finance PLC, 6.125%, 6/30/26(14)	GBP	125	128,451
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 7/31/25(14)	GBP	100	109,770
Security	Principal Amount* (000's omitted)		Value
Retail (continued)
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		824	$ 701,436
Victoria's Secret & Co., 4.625%, 7/15/29(1)		1,854	1,457,986
			$ 11,911,599
Retailers (Except Food and Drug) — 0.9%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		884	$ 831,060
6.75%, 7/1/36		437	384,866
6.95%, 3/1/33		1,027	902,739
7.60%, 7/15/37		488	413,158
9.375%, 7/1/25(1)		182	194,638
Dave & Buster's, Inc., 7.625%, 11/1/25(1)		2,417	2,432,614
Murphy Oil USA, Inc.:
4.75%, 9/15/29		170	155,857
5.625%, 5/1/27		560	544,729
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		1,290	1,170,303
7.75%, 2/15/29(1)		2,469	2,323,495
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)		1,532	1,312,074
			$ 10,665,533
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc., 3.459%, 9/15/26		775	$ 731,271
NXP B.V./NXP Funding, LLC/NXP USA, Inc., 2.70%, 5/1/25		550	518,229
ON Semiconductor Corp., 3.875%, 9/1/28(1)		1,544	1,349,751
			$ 2,599,251
Software — 0.1%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		1,105	$ 941,073
Oracle Corp., 5.80%, 11/10/25		475	486,162
			$ 1,427,235
Software and Services — 0.5%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)		825	$ 717,750
Fair Isaac Corp., 4.00%, 6/15/28(1)		1,248	1,134,776
Gartner, Inc.:
3.625%, 6/15/29(1)		427	375,728
3.75%, 10/1/30(1)		660	569,912
4.50%, 7/1/28(1)		908	848,163
Playtech PLC, 4.25%, 3/7/26(14)	EUR	200	202,847
Sabre GLBL, Inc.:
9.25%, 4/15/25(1)		1,459	1,455,902

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Software and Services (continued)
Sabre GLBL, Inc.: (continued)
11.25%, 12/15/27(1)		996	$ 1,026,229
			$ 6,331,307
Specialty Retail — 0.0%(9)
Fiber Bidco SpA:
7.95%, (3 mo. EURIBOR + 6.00%), 10/25/27(14)	EUR	100	$ 107,149
11.00%, 10/25/27(14)	EUR	100	113,917
			$ 221,066
Steel — 0.5%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		465	$ 464,100
ATI, Inc., 5.875%, 12/1/27		320	306,507
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)		1,147	1,094,813
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		2,008	1,950,792
Nucor Corp., 3.95%, 5/23/25		500	489,645
thyssenkrupp AG, 2.875%, 2/22/24(14)	EUR	100	106,175
TMS International Corp., 6.25%, 4/15/29(1)		1,365	979,667
			$ 5,391,699
Surface Transport — 0.1%
Hertz Corp. (The):
4.625%, 12/1/26(1)		218	$ 182,847
5.00%, 12/1/29(1)		1,771	1,345,783
			$ 1,528,630
Technology — 0.6%
Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(14)	EUR	265	$ 266,547
athenahealth Group, Inc., 6.50%, 2/15/30(1)		2,297	1,697,040
International Game Technology PLC:
3.50%, 6/15/26(14)	EUR	150	153,699
4.125%, 4/15/26(1)		892	833,087
5.25%, 1/15/29(1)		2,500	2,333,849
6.25%, 1/15/27(1)		976	970,271
6.50%, 2/15/25(1)		718	723,543
			$ 6,978,036
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corp.:
5.125%, 4/15/29(1)		348	$ 291,662
5.25%, 10/1/30(1)		843	696,853
			$ 988,515
Security	Principal Amount* (000's omitted)		Value
Telecommunications — 3.0%
Altice France Holding S.A., 10.50%, 5/15/27(1)		1,599	$ 1,222,675
Ciena Corp., 4.00%, 1/31/30(1)		883	778,263
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		2,698	2,505,955
DKT Finance ApS:
7.00%, 6/17/23(14)	EUR	200	213,354
9.375%, 6/17/23(1)		889	881,221
Iliad Holding SASU:
5.125%, 10/15/26(14)	EUR	100	99,532
5.625%, 10/15/28(14)	EUR	236	229,949
6.50%, 10/15/26(1)		989	918,963
7.00%, 10/15/28(1)		811	734,052
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(1)		840	697,098
6.75%, 10/15/27(1)		1,482	1,389,108
Level 3 Financing, Inc., 4.25%, 7/1/28(1)		400	315,992
Lorca Telecom Bondco S.A., 4.00%, 9/18/27(14)	EUR	843	811,022
Matterhorn Telecom S.A., 3.125%, 9/15/26(14)	EUR	300	291,817
NBN Co., Ltd., 1.45%, 5/5/26(1)		1,075	949,722
PLT VII Finance S.a.r.l., 4.625%, 1/5/26(14)	EUR	300	303,325
Rogers Communications, Inc., 2.95%, 3/15/25(1)		500	476,824
SoftBank Group Corp., 2.875%, 1/6/27(14)	EUR	200	176,188
Sprint Capital Corp., 6.875%, 11/15/28		2,379	2,474,624
Sprint Corp.:
7.625%, 2/15/25		1,785	1,846,643
7.625%, 3/1/26		993	1,047,124
7.875%, 9/15/23		7,378	7,497,420
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 5.152%, 9/20/29(1)		475	468,627
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)		907	737,110
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(14)	EUR	135	110,394
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(14)	EUR	150	137,486
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	60	67,984
Telecom Italia SpA:
1.625%, 1/18/29(14)	EUR	200	164,262
2.50%, 7/19/23(14)	EUR	400	422,788
2.75%, 4/15/25(14)	EUR	356	354,406
3.00%, 9/30/25(14)	EUR	240	239,410
4.00%, 4/11/24(14)	EUR	100	104,623
5.303%, 5/30/24(1)		1,118	1,061,541
Telefonica Europe B.V.:
2.875% to 6/24/27(14)(16)(17)	EUR	100	89,746
2.88% to 2/24/28(14)(16)(17)	EUR	200	173,961
4.375% to 12/14/24(14)(16)(17)	EUR	400	409,528
7.125% to 8/23/28(14)(16)(17)	EUR	100	109,600

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
T-Mobile USA, Inc.:
2.25%, 2/15/26		851	$ 775,696
2.625%, 2/15/29		1,064	902,145
2.875%, 2/15/31		638	528,059
4.75%, 2/1/28		1,045	1,018,345
Viasat, Inc., 5.625%, 4/15/27(1)		476	433,208
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		868	730,942
Vmed O2 UK Financing I PLC, 3.25%, 1/31/31(14)	EUR	200	171,016
Vodafone Group PLC:
2.625% to 5/27/26, 8/27/80(14)(17)	EUR	300	283,000
4.875% to 7/3/25, 10/3/78(14)(17)	GBP	350	397,404
Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(14)	EUR	350	307,974
			$ 36,060,126
Transportation — 0.3%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		1,528	$ 1,389,196
Fenix Marine Service Holdings, Ltd., 8.00%, 1/15/24		150	149,887
Getlink S.E., 3.50%, 10/30/25(14)	EUR	415	433,486
Seaspan Corp., 5.50%, 8/1/29(1)		1,654	1,255,601
			$ 3,228,170
Utilities — 1.1%
Calpine Corp.:
4.50%, 2/15/28(1)		1,073	$ 959,459
4.625%, 2/1/29(1)		680	584,568
5.00%, 2/1/31(1)		910	764,863
5.125%, 3/15/28(1)		1,511	1,351,329
5.25%, 6/1/26(1)		344	328,230
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)		838	717,050
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)		60	56,093
4.50%, 9/15/27(1)		1,207	1,109,218
NRG Energy, Inc.:
3.375%, 2/15/29(1)		664	536,486
3.625%, 2/15/31(1)		1,107	843,559
3.875%, 2/15/32(1)		1,466	1,103,861
5.25%, 6/15/29(1)		673	595,215
5.75%, 1/15/28		1,455	1,368,137
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)		1,497	1,349,860
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)		939	810,950
Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
Vistra Operations Co., LLC: (continued)
5.00%, 7/31/27(1)	1,278	$ 1,188,915
		$ 13,667,793
Total Corporate Bonds (identified cost $711,372,133)		$ 639,544,554

Preferred Stocks — 0.1%
Security	Shares	Value
Building and Development — 0.0%(9)
Brookfield Property Partners, L.P., Series A, 5.75%(12)	14,200	$ 192,126
		$ 192,126
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(10)(11)(12)	1,932	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(11)(12)	1,803	$ 1,108,845
		$ 1,108,845
Pipelines — 0.0%(9)
NuStar Energy, L.P., Series B, 10.41%, (3 mo. USD LIBOR + 5.643%)(2)	28,087	$ 572,413
		$ 572,413
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(10)(11)(12)	1,136	$ 0
Series B, 12.00% (PIK)(10)(11)(12)	4,631	0
		$ 0
Total Preferred Stocks (identified cost $1,356,266)		$ 1,873,384

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 48.7%(19)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.3%
Aernnova Aerospace S.A.U.:
Term Loan, 5.436%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	796	$ 770,342
Term Loan, 5.625%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	204	197,524
AI Convoy (Luxembourg) S.a.r.l.:
Term Loan, 5.532%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	1,000	1,024,955
Term Loan, 8.174%, (USD LIBOR + 3.50%), 1/18/27(20)		727	718,510
Dynasty Acquisition Co., Inc.:
Term Loan, 7.923%, (1 mo. USD LIBOR + 3.50%), 4/6/26		645	616,743
Term Loan, 7.923%, (1 mo. USD LIBOR + 3.50%), 4/6/26		347	331,582
IAP Worldwide Services, Inc., Term Loan - Second Lien, 11.23%, (3 mo. USD LIBOR + 6.50%), 7/18/23(10)		218	169,731
TransDigm, Inc.:
Term Loan, 6.98%, (3 mo. USD LIBOR + 2.25%), 12/9/25		5,377	5,318,484
Term Loan, 7.83%, (SOFR + 3.25%), 2/22/27		1,340	1,337,158
WP CPP Holdings, LLC, Term Loan, 8.17%, (3 mo. USD LIBOR + 3.75%), 4/30/25		6,474	5,672,732
			$ 16,157,761
Airlines — 0.2%
Mileage Plus Holdings, LLC, Term Loan, 9.996%, (3 mo. USD LIBOR + 5.25%), 6/21/27		675	$ 695,812
SkyMiles IP, Ltd., Term Loan, 7.993%, (3 mo. USD LIBOR + 3.75%), 10/20/27		1,950	1,990,931
			$ 2,686,743
Auto Components — 1.0%
Adient US, LLC, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 4/10/28		862	$ 853,077
Chassix, Inc., Term Loan, 9.813%, (2 mo. USD LIBOR + 5.50%), 11/15/23		1,425	1,213,922
Clarios Global, L.P., Term Loan, 5.148%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	1,373	1,416,129
DexKo Global, Inc.:
Term Loan, 6.078%, (EURIBOR + 4.00%), 10/4/28(20)	EUR	595	530,948
Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	96	85,432
Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	309	276,107
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 10/4/28		819	736,803
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
DexKo Global, Inc.: (continued)
Term Loan, 11.08%, (SOFR + 6.50%), 10/4/28		875	$ 818,125
Garrett LX I S.a.r.l.:
Term Loan, 5.105%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	1,000	1,038,336
Term Loan, 7.67%, (3 mo. USD LIBOR + 3.25%), 4/30/28		642	627,433
LTI Holdings, Inc.:
Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 9/6/25		3,356	3,221,027
Term Loan, 9.134%, (1 mo. USD LIBOR + 4.75%), 7/24/26		713	682,847
TI Group Automotive Systems, LLC, Term Loan, 5.452%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	522	542,509
			$ 12,042,695
Automobiles — 0.2%
MajorDrive Holdings IV, LLC:
Term Loan, 8.813%, (3 mo. USD LIBOR + 4.00%), 6/1/28		443	$ 418,179
Term Loan, 10.054%, (SOFR + 5.65%), 6/1/29		1,638	1,572,120
Thor Industries, Inc., Term Loan, 7.438%, (1 mo. USD LIBOR + 3.00%), 2/1/26		763	760,053
			$ 2,750,352
Beverages — 0.0%(9)
City Brewing Company, LLC, Term Loan, 7.792%, (1 mo. USD LIBOR + 3.50%), 4/5/28		641	$ 288,565
			$ 288,565
Biotechnology — 0.1%
Alkermes, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.50%), 3/12/26		1,087	$ 1,049,344
Alltech, Inc., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 10/13/28		470	442,623
			$ 1,491,967
Building Products — 0.4%
ACProducts, Inc., Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 5/17/28(20)		1,748	$ 1,315,652
LHS Borrower, LLC, Term Loan, 9.05%, (SOFR + 4.75%), 2/16/29		1,841	1,507,390
Oscar AcquisitionCo, LLC, Term Loan, 9.18%, (SOFR + 4.50%), 4/29/29		898	851,099
Standard Industries, Inc., Term Loan, 6.425%, (3 mo. USD LIBOR + 2.25%), 9/22/28		1,119	1,106,420
			$ 4,780,561

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets — 1.3%
Advisor Group, Inc., Term Loan, 8.884%, (1 mo. USD LIBOR + 4.50%), 7/31/26		1,140	$ 1,117,667
Andromeda Investissements, Term Loan, 5.046%, (3 mo. EURIBOR + 3.00%), 6/12/26	EUR	1,250	1,315,760
Aretec Group, Inc., Term Loan, 8.673%, (SOFR + 4.25%), 10/1/25		2,312	2,265,442
Brookfield Property REIT, Inc., Term Loan, 6.923%, (SOFR + 2.50%), 8/27/25		776	764,708
CeramTec AcquiCo GmbH, Term Loan, 5.704%, (3 mo. EURIBOR + 3.75%), 3/16/29	EUR	760	770,157
EIG Management Company, LLC, Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 2/22/25		263	256,716
FinCo I, LLC, Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 6/27/25		638	636,916
Focus Financial Partners, LLC, Term Loan, 7.573%, (SOFR + 3.25%), 6/30/28		3,248	3,215,968
Franklin Square Holdings, L.P., Term Loan, 6.688%, (1 mo. USD LIBOR + 2.25%), 8/1/25		527	523,990
Greenhill & Co., Inc., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 4/12/24		888	870,918
Hudson River Trading, LLC, Term Loan, 7.438%, (SOFR + 3.00%), 3/20/28		2,188	2,072,642
Mariner Wealth Advisors, LLC, Term Loan, 8.078%, (SOFR + 3.25%), 8/18/28		792	759,038
Victory Capital Holdings, Inc., Term Loan, 5.962%, (SOFR + 2.25%), 7/1/26		891	886,864
			$ 15,456,786
Chemicals — 2.0%
Aruba Investments, Inc., Term Loan, 5.91%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	983	$ 1,014,907
Flint Group GmbH, Term Loan, 9.325%, (3 mo. USD LIBOR + 4.25%), 8.575% cash, 0.75% PIK, 9/21/23		21	15,242
Flint Group US LLC, Term Loan, 9.325%, (3 mo. USD LIBOR + 4.25%), 8.575% cash, 0.75% PIK, 9/21/23		127	92,315
Groupe Solmax, Inc., Term Loan, 9.48%, (3 mo. USD LIBOR + 4.75%), 5/29/28		197	164,907
INEOS Enterprises Holdings II Limited, Term Loan, 5.204%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	200	206,195
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 8/28/26		219	212,101
INEOS Quattro Holdings UK Ltd., Term Loan, 4.648%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	1,000	1,006,222
INEOS Styrolution Group GmbH, Term Loan, 3.898%, (1 mo. EURIBOR + 2.00%), 1/29/27	EUR	1,000	997,659
INEOS Styrolution US Holding, LLC, Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 1/29/26		2,315	2,280,029
INEOS US Finance, LLC:
Term Loan, 4/1/24(21)		1,807	1,808,758
Term Loan, 11/8/27(21)		1,023	1,009,569
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS US Finance, LLC: (continued)
Term Loan, 5.898%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	1,194	$ 1,257,836
Term Loan, 6.923%, (SOFR + 2.50%), 11/8/28		620	598,989
Kraton Corporation, Term Loan, 8.04%, (SOFR + 3.25%), 3/15/29		447	444,043
Kraton Polymers Holdings B.V., Term Loan, 5.313%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	500	517,830
Lonza Group AG:
Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	1,000	976,116
Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 7/3/28		1,726	1,593,447
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 5.702%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	1,000	1,050,379
Messer Industries GmbH, Term Loan, 7.23%, (3 mo. USD LIBOR + 2.50%), 3/2/26		1,206	1,197,433
Momentive Performance Materials, Inc., Term Loan, 7.64%, (1 mo. USD LIBOR + 3.25%), 5/15/24		458	457,229
Olympus Water US Holding Corporation, Term Loan, 9.18%, (SOFR + 4.50%), 11/9/28		372	361,720
Orion Engineered Carbons GmbH:
Term Loan, 4.702%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,000	1,029,639
Term Loan, 6.98%, (3 mo. USD LIBOR + 2.25%), 9/24/28		370	363,832
Rohm Holding GmbH:
Term Loan, 4.881%, (6 mo. EURIBOR + 4.25%), 7/31/26	EUR	500	442,363
Term Loan, 8.371%, (6 mo. USD LIBOR + 4.75%), 7/31/26		926	776,546
Starfruit Finco B.V., Term Loan, 7.165%, (3 mo. USD LIBOR + 2.75%), 10/1/25		2,249	2,222,221
Tronox Finance, LLC, Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 3/10/28(20)		1,318	1,280,626
W.R. Grace & Co.-Conn., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/22/28		1,114	1,096,174
			$ 24,474,327
Commercial Services & Supplies — 1.6%
Allied Universal Holdco, LLC:
Term Loan, 5.648%, (1 mo. EURIBOR + 3.75%), 5/12/28	EUR	988	$ 989,351
Term Loan, 8.173%, (1 mo. USD LIBOR + 3.75%), 5/12/28		2,706	2,573,800
Aramark Services, Inc., Term Loan, 6.134%, (1 mo. USD LIBOR + 1.75%), 3/11/25		933	926,833
Asplundh Tree Expert, LLC, Term Loan, 6.134%, (1 mo. USD LIBOR + 1.75%), 9/7/27		1,100	1,096,137
Caldic B.V., Term Loan, 5.105%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	1,000	1,020,272

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
EnergySolutions, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/9/25		4,723	$ 4,412,995
Harsco Corporation, Term Loan, 6.688%, (1 mo. USD LIBOR + 2.25%), 3/10/28		394	369,211
LABL, Inc., Term Loan, 9.384%, (1 mo. USD LIBOR + 5.00%), 10/29/28		718	683,881
Monitronics International, Inc., Term Loan, 11.915%, (3 mo. USD LIBOR + 6.50%), 3/29/24		1,957	1,318,725
PECF USS Intermediate Holding III Corporation, Term Loan, 8.634%, (1 mo. USD LIBOR + 4.25%), 12/15/28		644	538,864
Phoenix Services International, LLC:
DIP Loan, 11.935%, (SOFR + 2.00%), 3/28/23(20)		98	97,848
DIP Loan, 16.323%, (SOFR + 12.00%), 9/29/23		135	135,359
Term Loan, 0.00%, 3/1/25(18)		731	87,919
Prime Security Services Borrower, LLC, Term Loan, 6.505%, (3 mo. USD LIBOR + 2.75%), 9/23/26		1,517	1,505,159
SITEL Group, Term Loan, 5.65%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	500	521,398
SITEL Worldwide Corporation, Term Loan, 8.14%, (1 mo. USD LIBOR + 3.75%), 8/28/28		1,876	1,857,488
Tempo Acquisition, LLC, Term Loan, 7.323%, (SOFR + 3.00%), 8/31/28		833	830,946
			$ 18,966,186
Communications Equipment — 0.2%
CommScope, Inc., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 4/6/26		1,766	$ 1,669,126
Digi International, Inc., Term Loan, 9.384%, (1 mo. USD LIBOR + 5.00%), 11/1/28		386	383,087
			$ 2,052,213
Construction Materials — 0.4%
Quikrete Holdings, Inc.:
Term Loan, 7.009%, (1 mo. USD LIBOR + 2.63%), 2/1/27		2,915	$ 2,889,565
Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 6/11/28		2,159	2,144,747
			$ 5,034,312
Containers & Packaging — 1.0%
Berlin Packaging, LLC, Term Loan, 7.912%, (USD LIBOR + 3.75%), 3/11/28(20)		1,234	$ 1,190,400
BWAY Holding Company, Term Loan, 7.37%, (1 mo. USD LIBOR + 3.25%), 4/3/24		2,491	2,436,839
Clydesdale Acquisition Holdings, Inc., Term Loan, 8.598%, (SOFR + 4.18%), 4/13/29		572	546,572
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Kouti B.V., Term Loan, 5.129%, (3 mo. EURIBOR + 3.175%), 8/31/28	EUR	2,000	$ 2,004,417
Pregis TopCo Corporation, Term Loan, 8.188%, (1 mo. USD LIBOR + 3.75%), 7/31/26		631	614,816
Pretium PKG Holdings, Inc.:
Term Loan, 7.989%, (3 mo. USD LIBOR + 4.00%), 10/2/28		619	494,779
Term Loan - Second Lien, 10.989%, (3 mo. USD LIBOR + 6.75%), 10/1/29		350	218,313
Proampac PG Borrower, LLC, Term Loan, 7.87%, (3 mo. USD LIBOR + 3.75%), 11/3/25		566	543,559
Reynolds Group Holdings, Inc.:
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 2/5/26		1,347	1,335,372
Term Loan, 7.634%, (USD LIBOR + 3.25%), 9/24/28(20)		963	952,733
Trident TPI Holdings, Inc.:
Term Loan, 7.98%, (3 mo. USD LIBOR + 3.25%), 10/17/24		809	800,730
Term Loan, 8.726%, (3 mo. USD LIBOR + 4.00%), 9/15/28		790	760,929
			$ 11,899,459
Distributors — 0.2%
Autokiniton US Holdings, Inc., Term Loan, 8.792%, (1 mo. USD LIBOR + 4.50%), 4/6/28		517	$ 501,611
Phillips Feed Service, Inc., Term Loan, 11.354%, (1 mo. USD LIBOR + 7.00%), 11/13/24(10)		107	85,241
White Cap Buyer, LLC, Term Loan, 8.073%, (SOFR + 3.75%), 10/19/27		2,058	1,994,020
			$ 2,580,872
Diversified Consumer Services — 0.3%
Ascend Learning, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 12/11/28		644	$ 609,968
KUEHG Corp.:
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 2/21/25		2,225	2,142,416
Term Loan - Second Lien, 12.98%, (3 mo. USD LIBOR + 8.25%), 8/22/25		425	409,328
Sotheby's, Term Loan, 8.579%, (3 mo. USD LIBOR + 4.50%), 1/15/27		442	432,026
			$ 3,593,738
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 5.16%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	1,000	$ 1,008,899

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
Sandy BidCo B.V., Term Loan, 6.038%, (6 mo. EURIBOR + 4.00%), 8/17/29	EUR	1,000	$ 1,023,951
Zephyr Bidco Limited, Term Loan, 8.21%, (SONIA + 4.75%), 7/23/25	GBP	775	762,666
			$ 2,795,516
Diversified Telecommunication Services — 2.8%
CenturyLink, Inc., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 3/15/27		2,528	$ 2,403,636
eircom Finco S.a.r.l., Term Loan, 4.788%, (1 mo. EURIBOR + 3.25%), 5/15/26	EUR	1,786	1,856,457
GEE Holdings 2, LLC:
Term Loan, 12.729%, (3 mo. USD LIBOR + 8.00%), 3/24/25		329	330,047
Term Loan - Second Lien, 12.979%, (3 mo. USD LIBOR + 8.25%), 6.229% cash, 6.75% PIK, 3/23/26		713	537,447
Numericable Group S.A.:
Term Loan, 4.605%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	496	505,784
Term Loan, 7.165%, (3 mo. USD LIBOR + 2.75%), 7/31/25		2,032	1,930,162
Telenet International Finance S.a.r.l., Term Loan, 2.613%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	1,750	1,760,421
UPC Broadband Holding B.V.:
Term Loan, 2.863%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	1,500	1,536,430
Term Loan, 3.363%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	3,000	3,096,543
Term Loan, 6.568%, (1 mo. USD LIBOR + 2.25%), 4/30/28		900	881,437
UPC Financing Partnership, Term Loan, 7.243%, (1 mo. USD LIBOR + 2.925%), 1/31/29		3,025	2,966,705
Virgin Media Bristol, LLC, Term Loan, 7.568%, (1 mo. USD LIBOR + 3.25%), 1/31/29		1,150	1,140,117
Virgin Media Ireland Limited, Term Loan, 3.863%, (6 mo. EURIBOR + 3.50%), 7/15/29	EUR	1,000	1,028,970
Virgin Media SFA Finance Limited:
Term Loan, 4.186%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	1,300	1,308,523
Term Loan, 6.211%, (SONIA + 3.25%), 11/15/27	GBP	1,500	1,670,618
Zayo Group Holdings, Inc.:
Term Loan, 5.148%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	973	838,015
Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 3/9/27		2,171	1,766,117
Ziggo B.V., Term Loan, 3.764%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	3,750	3,720,187
Ziggo Financing Partnership, Term Loan, 6.818%, (1 mo. USD LIBOR + 2.50%), 4/30/28		4,150	4,054,774
			$ 33,332,390
Borrower/Description	Principal Amount* (000's omitted)		Value
Electrical Equipment — 0.0%(9)
AZZ, Inc., Term Loan, 8.673%, (SOFR + 4.25%), 5/13/29		358	$ 357,884
			$ 357,884
Electronic Equipment, Instruments & Components — 0.6%
Chamberlain Group, Inc., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 11/3/28		1,535	$ 1,451,701
Creation Technologies, Inc., Term Loan, 9.248%, (3 mo. USD LIBOR + 5.50%), 10/5/28		970	780,951
II-VI Incorporated, Term Loan, 7.134%, (3 mo. USD LIBOR + 2.75%), 7/2/29		980	973,030
Minimax Viking GmbH, Term Loan, 4.648%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	945	993,544
Mirion Technologies, Inc., Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 10/20/28		693	682,100
Robertshaw US Holding Corp., Term Loan, 8.25%, (3 mo. USD LIBOR + 3.50%), 2/28/25		1,000	687,586
Verifone Systems, Inc., Term Loan, 8.359%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,225	1,127,301
Verisure Holding AB, Term Loan, 5.378%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	1,000	999,086
			$ 7,695,299
Energy Equipment & Services — 0.0%(9)
Ameriforge Group, Inc.:
Term Loan, 15.684%, (USD LIBOR + 13.00%), 12/29/23(20)(22)		107	$ 53,058
Term Loan, 17.726%, (3 mo. USD LIBOR + 13.00%), 12.726% cash, 5.00% PIK, 12/31/23		842	417,940
Lealand Finance Company B.V., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 5.384% cash, 3.00% PIK, 6/30/25		227	123,974
			$ 594,972
Engineering & Construction — 0.4%
Aegion Corporation, Term Loan, 9.134%, (1 mo. USD LIBOR + 4.75%), 5/17/28		469	$ 439,452
Amentum Government Services Holdings, LLC:
Term Loan, 8.124%, (SOFR + 4.00%), 2/15/29		746	728,526
Term Loan, 8.33%, (USD LIBOR + 4.00%), 1/29/27(20)		999	978,763
American Residential Services, LLC, Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 10/15/27		564	550,117
APi Group DE, Inc., Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 10/1/26		1,433	1,424,344
Northstar Group Services, Inc., Term Loan, 9.938%, (1 mo. USD LIBOR + 5.50%), 11/12/26		218	214,884
			$ 4,336,086

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Term Loan, 7.274%, (1 mo. USD LIBOR + 3.00%), 4/22/26		1,805	$ 982,910
City Football Group Limited, Term Loan, 7.361%, (1 mo. USD LIBOR + 3.00%), 7/21/28		1,361	1,279,575
Crown Finance US, Inc.:
DIP Loan, 14.407%, (SOFR + 10.00%), 9/7/23(20)		1,266	1,248,500
Term Loan, 0.00%, 9/30/26(18)		1,500	276,356
EP Purchaser, LLC, Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 11/6/28		422	418,121
Playtika Holding Corp., Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 3/13/28		2,181	2,086,906
Renaissance Holding Corp.:
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 5/30/25		1,682	1,610,724
Term Loan, 8.717%, (SOFR + 4.50%), 3/30/29		174	167,813
Term Loan - Second Lien, 11.384%, (1 mo. USD LIBOR + 7.00%), 5/29/26		200	187,000
UFC Holdings, LLC, Term Loan, 7.11%, (3 mo. USD LIBOR + 2.75%), 4/29/26		2,767	2,736,999
Vue International Bidco PLC:
Term Loan, 6.264%, (1 mo. EURIBOR + 4.75%), 7/3/26	EUR	1,081	659,385
Term Loan, 9.766%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	121	118,345
			$ 11,772,634
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 6.384%, (1 mo. USD LIBOR + 1.75%), 1/2/26		881	$ 870,783
			$ 870,783
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan, 6.384%, (1 mo. USD LIBOR + 2.00%), 9/13/26		1,439	$ 1,427,573
			$ 1,427,573
Food Products — 1.1%
8th Avenue Food & Provisions, Inc., Term Loan, 9.139%, (1 mo. USD LIBOR + 4.75%), 10/1/25		593	$ 501,403
Badger Buyer Corp., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 9/30/24		379	311,728
CHG PPC Parent, LLC:
Term Loan, 5.398%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	2,056,156
Term Loan, 7.438%, (1 mo. USD LIBOR + 3.00%), 12/8/28		471	457,294
Del Monte Foods, Inc., Term Loan, 8.671%, (SOFR + 4.25%), 5/16/29		450	437,625
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Froneri International, Ltd.:
Term Loan, 2.756%, (6 mo. EURIBOR + 2.125%), 1/29/27	EUR	1,275	$ 1,278,241
Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 1/29/27		2,145	2,090,399
Monogram Food Solutions, LLC, Term Loan, 8.438%, (1 mo. USD LIBOR + 4.00%), 8/28/28		545	526,804
Nomad Foods Europe Midco Limited, Term Loan, 2.863%, (6 mo. EURIBOR + 2.50%), 6/24/28	EUR	3,000	3,123,036
Shearer's Foods, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 9/23/27		391	373,821
Sovos Brands Intermediate, Inc., Term Loan, 7.915%, (3 mo. USD LIBOR + 3.50%), 6/8/28		497	486,603
United Petfood Group B.V., Term Loan, 4.558%, (3 mo. EURIBOR + 3.00%), 4/23/28	EUR	750	756,005
Valeo F1 Company Limited (Ireland), Term Loan, 6.128%, (3 mo. EURIBOR + 4.00%), 9/29/28	EUR	1,000	931,514
			$ 13,330,629
Health Care Equipment & Supplies — 0.3%
Bayou Intermediate II, LLC, Term Loan, 8.96%, (3 mo. USD LIBOR + 4.50%), 8/2/28		743	$ 716,512
CryoLife, Inc., Term Loan, 8.342%, (SOFR + 3.50%), 6/1/27		523	485,925
Journey Personal Care Corp., Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 3/1/28		1,533	1,128,660
Medline Borrower, L.P., Term Loan, 5.398%, (1 mo. EURIBOR + 3.50%), 10/23/28	EUR	1,000	1,022,279
			$ 3,353,376
Health Care Providers & Services — 2.9%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/7/28		1,064	$ 1,050,947
Biogroup-LCD, Term Loan, 4.742%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	750	726,969
BW NHHC Holdco, Inc.:
Term Loan, 12.008%, (SOFR + 7.50%), 1/15/26		762	723,998
Term Loan, 12.508%, (SOFR + 8.00%), 1/15/26		3,691	2,417,553
CCRR Parent, Inc., Term Loan, 8.14%, (1 mo. USD LIBOR + 3.75%), 3/6/28		516	493,922
Cerba Healthcare S.A.S., Term Loan, 5.148%, (1 mo. EURIBOR + 3.25%), 6/30/28	EUR	1,250	1,251,088
CHG Healthcare Services, Inc., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 9/29/28		1,086	1,065,129
Covis Finco S.a.r.l., Term Loan, 10.80%, (SOFR + 6.50%), 2/18/27		914	617,203
Dedalus Finance GmbH, Term Loan, 5.782%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	500	489,062
Electron BidCo, Inc., Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 11/1/28		794	774,150

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Elsan S.A.S., Term Loan, 5.431%, (3 mo. EURIBOR + 3.35%), 6/16/28	EUR	1,500	$ 1,518,366
Ensemble RCM, LLC, Term Loan, 7.944%, (SOFR + 3.75%), 8/3/26		1,316	1,303,684
Envision Healthcare Corporation:
Term Loan, 12.605%, (SOFR + 7.875%), 3/31/27		1,026	918,239
Term Loan - Second Lien, 8.83%, (SOFR + 4.25%), 3/31/27		7,259	2,359,264
IVC Acquisition, Ltd., Term Loan, 7.703%, (SONIA + 4.50%), 2/13/26	GBP	1,000	1,099,540
LSCS Holdings, Inc., Term Loan, 8.884%, (1 mo. USD LIBOR + 4.50%), 12/16/28		718	686,348
Medical Solutions Holdings, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 11/1/28		1,465	1,377,156
Mehilainen Yhtiot Oy, Term Loan, 5.727%, (3 mo. EURIBOR + 3.525%), 8/11/25	EUR	1,000	1,014,697
Midwest Physician Administrative Services, LLC, Term Loan, 7.98%, (3 mo. USD LIBOR + 3.25%), 3/12/28		467	430,325
National Mentor Holdings, Inc.:
Term Loan, 8.328%, (USD LIBOR + 3.75%), 3/2/28(20)		2,046	1,437,477
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 3/2/28		58	40,962
Option Care Health, Inc., Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 10/27/28		421	418,559
Pacific Dental Services, LLC, Term Loan, 7.854%, (1 mo. USD LIBOR + 3.50%), 5/5/28		493	480,906
Pediatric Associates Holding Company, LLC:
Term Loan, 5.434%, (USD LIBOR + 3.25%), 12/29/28(22)		72	68,582
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 12/29/28		474	450,939
PetVet Care Centers, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 2/14/25		148	139,942
Phoenix Guarantor, Inc.:
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 3/5/26		1,882	1,770,296
Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 3/5/26		1,300	1,223,247
Radiology Partners, Inc., Term Loan, 8.639%, (1 mo. USD LIBOR + 4.25%), 7/9/25		1,197	1,008,279
Radnet Management, Inc., Term Loan, 7.735%, (3 mo. USD LIBOR + 3.00%), 4/21/28		1,010	982,491
Ramsay Generale de Sante S.A., Term Loan, 4.552%, (3 mo. EURIBOR + 3.05%), 4/22/27	EUR	500	518,499
Select Medical Corporation, Term Loan, 6.89%, (1 mo. USD LIBOR + 2.50%), 3/6/25		2,968	2,920,498
Sound Inpatient Physicians, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 6/27/25		478	390,356
Surgery Center Holdings, Inc., Term Loan, 8.05%, (1 mo. USD LIBOR + 3.75%), 8/31/26		943	931,700
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Synlab Bondco PLC, Term Loan, 2.778%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	500	$ 520,841
U.S. Anesthesia Partners, Inc., Term Loan, 8.37%, (1 mo. USD LIBOR + 4.25%), 10/1/28		1,505	1,433,227
WP CityMD Bidco, LLC, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 12/22/28		670	669,362
			$ 35,723,803
Health Care Technology — 0.6%
Bracket Intermediate Holding Corp., Term Loan, 7.998%, (3 mo. USD LIBOR + 4.25%), 9/5/25		910	$ 866,986
GHX Ultimate Parent Corporation, Term Loan, 7.98%, (3 mo. USD LIBOR + 3.25%), 6/28/24		924	905,829
Imprivata, Inc., Term Loan, 8.573%, (SOFR + 4.25%), 12/1/27		224	216,529
MedAssets Software Intermediate Holdings, Inc., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 12/18/28		1,092	926,623
Navicure, Inc., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 10/22/26		1,658	1,636,398
Project Ruby Ultimate Parent Corp., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 3/10/28		1,032	977,723
Verscend Holding Corp., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 8/27/25		2,201	2,193,024
			$ 7,723,112
Hotels, Restaurants & Leisure — 2.2%
Bally's Corporation, Term Loan, 7.542%, (1 mo. USD LIBOR + 3.25%), 10/2/28		1,163	$ 1,083,762
Carnival Corporation:
Term Loan, 5.648%, (1 mo. EURIBOR + 3.75%), 6/30/25	EUR	1,477	1,523,053
Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 6/30/25		1,268	1,216,800
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 10/18/28		2,673	2,508,164
ClubCorp Holdings, Inc., Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 9/18/24		1,895	1,716,160
Dave & Buster's, Inc., Term Loan, 9.438%, (SOFR + 5.00%), 6/29/29		748	746,488
Fertitta Entertainment, LLC, Term Loan, 8.323%, (SOFR + 4.00%), 1/27/29		4,181	3,979,815
Four Seasons Hotels Limited, Term Loan, 7.436%, (SOFR + 3.25%), 11/30/29		1,021	1,022,537
GVC Holdings PLC, Term Loan, 4.398%, (1 mo. EURIBOR + 2.50%), 3/29/24	EUR	1,850	1,964,861
Hilton Grand Vacations Borrower, LLC, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 8/2/28		913	908,756
IRB Holding Corp.:
Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 2/5/25		2,177	2,160,239

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
IRB Holding Corp.: (continued)
Term Loan, 7.317%, (SOFR + 3.00%), 12/15/27		298	$ 289,075
Oravel Stays Singapore Pte, Ltd., Term Loan, 12.98%, (3 mo. USD LIBOR + 8.25%), 6/23/26		542	474,031
Playa Resorts Holding B.V., Term Loan, 8.576%, (SOFR + 4.25%), 1/5/29		1,325	1,293,531
Scientific Games Holdings, L.P., Term Loan, 5.185%, (3 mo. EURIBOR + 4.00%), 4/4/29	EUR	1,000	1,024,064
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.438%, (1 mo. USD LIBOR + 3.00%), 8/25/28		889	875,326
SMG US Midco 2, Inc., Term Loan, 6.915%, (3 mo. USD LIBOR + 2.50%), 1/23/25		238	233,193
Stars Group Holdings B.V. (The), Term Loan, 6.98%, (3 mo. USD LIBOR + 2.25%), 7/21/26		2,247	2,221,134
Travel Leaders Group, LLC, Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 1/25/24		931	858,963
			$ 26,099,952
Household Durables — 1.3%
Libbey Glass, Inc., Term Loan, 12.951%, (SOFR + 8.50%), 11/22/27		9,383	$ 8,773,380
Serta Simmons Bedding, LLC:
Term Loan, 12.269%, (3 mo. USD LIBOR + 7.50%), 8/10/23		2,436	2,413,093
Term Loan - Second Lien, 12.269%, (3 mo. USD LIBOR + 7.50%), 8/10/23		8,053	3,816,967
Solis IV B.V., Term Loan, 5.898%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	1,000	947,348
			$ 15,950,788
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 10.509%, (SOFR + 6.00%), 12/22/26		396	$ 385,110
Nobel Bidco B.V., Term Loan, 5.942%, (6 mo. EURIBOR + 3.50%), 9/1/28	EUR	1,000	857,251
			$ 1,242,361
Independent Power and Renewable Electricity Producers — 0.0%(9)
Longview Power, LLC, Term Loan, 13.674%, (3 mo. USD LIBOR + 10.00%), 7/30/25		21	$ 20,610
			$ 20,610
Industrial Conglomerates — 0.2%
Rain Carbon GmbH, Term Loan, 3.032%, (3 mo. EURIBOR + 2.75%), 1/16/25	EUR	1,025	$ 1,047,836
SPX Flow, Inc., Term Loan, 8.923%, (SOFR + 4.50%), 4/5/29		1,347	1,256,570
			$ 2,304,406
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance — 1.9%
Alliant Holdings Intermediate, LLC:
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 5/9/25		2,653	$ 2,622,015
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 5/9/25		458	453,104
AmWINS Group, Inc., Term Loan, 6.637%, (1 mo. USD LIBOR + 2.25%), 2/19/28		3,798	3,732,026
AssuredPartners, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 2/12/27		170	165,294
Financiere CEP S.A.S., Term Loan, 5.952%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	750	769,218
Hub International Limited:
Term Loan, 7.327%, (3 mo. USD LIBOR + 3.00%), 4/25/25		4,966	4,920,477
Term Loan, 7.528%, (3 mo. USD LIBOR + 3.25%), 4/25/25		1,819	1,805,482
NFP Corp., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 2/15/27		3,099	2,972,659
Ryan Specialty Group, LLC, Term Loan, 7.423%, (SOFR + 3.00%), 9/1/27		1,686	1,678,460
USI, Inc.:
Term Loan, 7.98%, (3 mo. USD LIBOR + 3.25%), 12/2/26		1,382	1,374,175
Term Loan, 8.33%, (SOFR + 3.75%), 11/22/29		3,080	3,054,373
			$ 23,547,283
Interactive Media & Services — 0.3%
Buzz Finco, LLC:
Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 1/29/27		559	$ 552,198
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 1/29/27		60	59,938
Camelot U.S. Acquisition, LLC, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 10/30/26		943	930,062
Foundational Education Group, Inc., Term Loan, 8.592%, (SOFR + 3.75%), 8/31/28		545	490,050
Getty Images, Inc., Term Loan, 8.938%, (1 mo. USD LIBOR + 4.50%), 2/19/26		727	724,240
Match Group, Inc., Term Loan, 6.488%, (3 mo. USD LIBOR + 1.75%), 2/13/27		675	663,609
			$ 3,420,097
Internet & Direct Marketing Retail — 0.5%
Adevinta ASA:
Term Loan, 5.202%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	1,633	$ 1,715,618
Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 6/26/28		296	293,007
CNT Holdings I Corp., Term Loan, 7.239%, (SOFR + 3.50%), 11/8/27		688	667,117

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Internet & Direct Marketing Retail (continued)
Etraveli Holding AB, Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 8/2/24	EUR	937	$ 988,322
Hoya Midco, LLC, Term Loan, 7.573%, (SOFR + 3.25%), 2/3/29		991	980,702
Speedster Bidco GmbH, Term Loan, 5.108%, (6 mo. EURIBOR + 3.25%), 3/31/27	EUR	1,000	984,646
			$ 5,629,412
IT Services — 1.8%
Asurion, LLC:
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 12/23/26		3,097	$ 2,764,448
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 7/31/27		1,091	955,889
Term Loan, 8.68%, (SOFR + 4.00%), 8/19/28		1,012	909,217
Term Loan - Second Lien, 9.634%, (1 mo. USD LIBOR + 5.25%), 1/31/28		1,350	1,059,075
Cyxtera DC Holdings, Inc., Term Loan, 7.36%, (3 mo. USD LIBOR + 3.00%), 5/1/24		900	766,607
Endure Digital, Inc., Term Loan, 7.717%, (1 mo. USD LIBOR + 3.50%), 2/10/28		2,758	2,489,095
Gainwell Acquisition Corp., Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 10/1/27		3,088	2,929,607
Indy US Bidco, LLC:
Term Loan, 5.648%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	737	724,942
Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 3/5/28		663	579,774
Informatica, LLC, Term Loan, 7.188%, (1 mo. USD LIBOR + 2.75%), 10/27/28		2,655	2,615,113
NAB Holdings, LLC, Term Loan, 7.73%, (SOFR + 3.00%), 11/23/28		1,114	1,087,298
Rackspace Technology Global, Inc., Term Loan, 7.38%, (3 mo. USD LIBOR + 2.75%), 2/15/28		1,326	835,063
Sedgwick Claims Management Services, Inc., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 12/31/25		1,224	1,193,072
Skopima Merger Sub, Inc., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 5/12/28		1,481	1,401,633
team.blue Finco S.a.r.l., Term Loan, 5.902%, (3 mo. EURIBOR + 3.70%), 3/30/28	EUR	1,000	1,011,575
			$ 21,322,408
Leisure Products — 0.2%
Accell Group N.V., Term Loan, 7.527%, (6 mo. EURIBOR + 4.50%), 9/14/29	EUR	500	$ 504,895
Amer Sports Oyj, Term Loan, 5.131%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	1,550	1,551,349
Fender Musical Instruments Corporation, Term Loan, 8.417%, (SOFR + 4.00%), 12/1/28		322	260,782
			$ 2,317,026
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services — 0.5%
Avantor Funding, Inc., Term Loan, 4.398%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	985	$ 1,041,872
Catalent Pharma Solutions, Inc., Term Loan, 6.375%, (1 mo. USD LIBOR + 2.00%), 2/22/28		821	809,741
Curia Global, Inc., Term Loan, 8.165%, (3 mo. USD LIBOR + 3.75%), 8/30/26		245	202,344
IQVIA, Inc., Term Loan, 6.134%, (1 mo. USD LIBOR + 1.75%), 1/17/25		1,363	1,361,117
LGC Group Holdings, Ltd., Term Loan, 4.648%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	1,000	992,039
Loire Finco Luxembourg S.a.r.l., Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 4/21/27		341	321,294
Packaging Coordinators Midco, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 11/30/27		1,352	1,283,666
			$ 6,012,073
Machinery — 2.3%
AI Alpine AT Bidco GmbH, Term Loan, 4.731%, (6 mo. EURIBOR + 3.00%), 10/31/25	EUR	750	$ 749,248
Albion Financing 3 S.a.r.l., Term Loan, 9.575%, (3 mo. USD LIBOR + 5.25%), 8/17/26		1,535	1,456,497
Alliance Laundry Systems, LLC, Term Loan, 7.409%, (3 mo. USD LIBOR + 3.50%), 10/8/27		1,066	1,046,223
American Trailer World Corp., Term Loan, 8.173%, (SOFR + 3.75%), 3/3/28		612	532,359
Apex Tool Group, LLC, Term Loan, 9.667%, (SOFR + 5.25%), 2/8/29		3,346	2,905,664
Conair Holdings, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/17/28		1,531	1,293,378
CPM Holdings, Inc., Term Loan, 7.62%, (1 mo. USD LIBOR + 3.50%), 11/17/25		312	307,474
Delachaux Group S.A., Term Loan, 8.915%, (3 mo. USD LIBOR + 4.50%), 4/16/26		444	401,933
Engineered Machinery Holdings, Inc.:
Term Loan, 5.952%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	988	1,009,501
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.50%), 5/19/28		1,866	1,810,166
Filtration Group Corporation:
Term Loan, 5.398%, (1 mo. EURIBOR + 3.50%), 3/29/25	EUR	1,350	1,410,960
Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 10/21/28		741	728,920
Gates Global, LLC, Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 3/31/27		3,939	3,864,342
Granite Holdings US Acquisition Co., Term Loan, 8.75%, (3 mo. USD LIBOR + 4.00%), 9/30/26		1,252	1,253,451
Icebox Holdco III, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 12/22/28		844	782,875
Illuminate Buyer, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 6/30/27		746	716,257

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Penn Engineering & Manufacturing Corp., Term Loan, 4.148%, (3 mo. EURIBOR + 2.25%), 6/27/24	EUR	1,180	$ 1,257,001
Titan Acquisition Limited, Term Loan, 8.151%, (6 mo. USD LIBOR + 3.00%), 3/28/25		3,024	2,834,748
TK Elevator Topco GmbH, Term Loan, 4.256%, (1 mo. EURIBOR + 3.625%), 7/29/27	EUR	1,000	1,019,029
Vertical US Newco, Inc., Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 7/30/27		1,198	1,156,006
Zephyr German BidCo GmbH, Term Loan, 5.393%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	1,500	1,481,234
			$ 28,017,266
Media — 1.3%
Axel Springer SE, Term Loan, 6.813%, (3 mo. EURIBOR + 4.75%), 12/18/26	EUR	1,000	$ 1,014,920
Diamond Sports Group, LLC:
Term Loan, 12.317%, (SOFR + 8.10%), 5/25/26		506	475,440
Term Loan - Second Lien, 7.567%, (SOFR + 3.25%), 8/24/26		3,000	389,993
Entravision Communications Corporation, Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 11/29/24		820	812,733
Gray Television, Inc.:
Term Loan, 6.62%, (1 mo. USD LIBOR + 2.50%), 1/2/26		637	622,098
Term Loan, 6.665%, (1 mo. USD LIBOR + 2.50%), 2/7/24		138	137,970
Term Loan, 7.12%, (1 mo. USD LIBOR + 3.00%), 12/1/28		941	914,805
Hubbard Radio, LLC, Term Loan, 8.64%, (1 mo. USD LIBOR + 4.25%), 3/28/25		639	567,090
iHeartCommunications, Inc., Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 5/1/26		444	407,788
Magnite, Inc., Term Loan, 9.327%, (USD LIBOR + 5.00%), 4/28/28(20)		640	605,036
MJH Healthcare Holdings, LLC, Term Loan, 7.923%, (SOFR + 3.50%), 1/28/29		273	263,385
Nexstar Broadcasting, Inc., Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 9/18/26		267	265,720
Recorded Books, Inc., Term Loan, 8.323%, (SOFR + 4.00%), 8/29/25		1,660	1,628,064
Sinclair Television Group, Inc.:
Term Loan, 6.89%, (1 mo. USD LIBOR + 2.50%), 9/30/26		629	601,362
Term Loan, 7.39%, (1 mo. USD LIBOR + 3.00%), 4/1/28		406	388,143
Univision Communications, Inc., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 3/15/26		6,820	6,726,382
			$ 15,820,929
Borrower/Description	Principal Amount* (000's omitted)		Value
Metals/Mining — 0.2%
American Consolidated Natural Resources, Inc., Term Loan, 20.327%, (3 mo. USD LIBOR + 16.00%), 17.327% cash, 3.00% PIK, 9/16/25		44	$ 44,756
Dynacast International, LLC:
Term Loan, 9.199%, (3 mo. USD LIBOR + 4.50%), 7/22/25		1,050	915,563
Term Loan, 13.699%, (3 mo. USD LIBOR + 9.00%), 10/22/25		405	328,392
WireCo WorldGroup, Inc., Term Loan, 8.938%, (3 mo. USD LIBOR + 4.25%), 11/13/28		473	461,718
Zekelman Industries, Inc., Term Loan, 6.729%, (3 mo. USD LIBOR + 2.00%), 1/24/27		1,106	1,082,098
			$ 2,832,527
Oil, Gas & Consumable Fuels — 0.7%
Buckeye Partners, L.P., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 11/1/26		2,699	$ 2,687,295
Centurion Pipeline Company, LLC:
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 9/29/25		266	262,737
Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 9/28/25		222	218,484
Freeport LNG Investments, LLP, Term Loan, 7.743%, (3 mo. USD LIBOR + 3.50%), 12/21/28		665	632,685
Matador Bidco S.a.r.l., Term Loan, 8.884%, (1 mo. USD LIBOR + 4.50%), 10/15/26		1,695	1,672,605
Oryx Midstream Services Permian Basin, LLC, Term Loan, 7.924%, (3 mo. USD LIBOR + 3.25%), 10/5/28		809	800,462
Oxbow Carbon, LLC, Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 10/17/25		311	309,460
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 12.384%, (1 mo. USD LIBOR + 8.00%), 8/27/26		782	780,099
UGI Energy Services, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 8/13/26		1,037	1,035,338
			$ 8,399,165
Personal Products — 0.2%
HLF Financing S.a.r.l., Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 8/18/25		965	$ 937,902
Rainbow Finco S.a.r.l., Term Loan, 4.408%, (6 mo. EURIBOR + 3.50%), 2/23/29	EUR	1,000	1,002,208
Sunshine Luxembourg VII S.a.r.l., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 10/1/26		197	188,667
			$ 2,128,777
Pharmaceuticals — 1.5%
Aenova Holding GmbH, Term Loan, 5.034%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	1,000	$ 948,239

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 5.148%, (1 mo. EURIBOR + 3.25%), 9/29/25	EUR	1,000	$ 1,031,646
Akorn, Inc., Term Loan, 11.243%, (3 mo. USD LIBOR + 7.50%), 10/1/25(10)		180	90,525
Amneal Pharmaceuticals, LLC, Term Loan, 8.092%, (USD LIBOR + 3.50%), 5/4/25(20)		3,561	3,205,400
Bausch Health Companies, Inc., Term Loan, 9.667%, (SOFR + 5.25%), 2/1/27		3,056	2,368,455
Horizon Therapeutics USA, Inc.:
Term Loan, 6.188%, (1 mo. USD LIBOR + 1.75%), 3/15/28		1,916	1,916,354
Term Loan, 6.438%, (1 mo. USD LIBOR + 2.00%), 5/22/26		654	654,129
Jazz Financing Lux S.a.r.l., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 5/5/28		1,443	1,433,043
Mallinckrodt International Finance S.A.:
Term Loan, 9.986%, (3 mo. USD LIBOR + 5.25%), 9/30/27		3,339	2,541,833
Term Loan, 10.236%, (3 mo. USD LIBOR + 5.50%), 9/30/27		1,915	1,457,500
PharmaZell GmbH, Term Loan, 6.202%, (1 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,000	1,025,847
Recipharm AB, Term Loan, 4.995%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	1,000	968,375
			$ 17,641,346
Professional Services — 1.4%
AlixPartners, LLP:
Term Loan, 5.452%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	983	$ 1,013,153
Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 2/4/28		1,400	1,389,187
APFS Staffing Holdings, Inc., Term Loan, 8.136%, (SOFR + 4.00%), 12/29/28(20)		273	261,338
Blitz 20-487 GmbH, Term Loan, 4.805%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	1,000	1,024,509
Brown Group Holding, LLC, Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 6/7/28		222	218,422
Camelot U.S. Acquisition, LLC, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 10/30/26		1,606	1,587,123
CoreLogic, Inc., Term Loan, 7.938%, (1 mo. USD LIBOR + 3.50%), 6/2/28		3,891	3,257,026
Corporation Service Company, Term Loan, 7.673%, (SOFR + 3.25%), 11/2/29		350	347,375
Deerfield Dakota Holding, LLC, Term Loan, 8.073%, (SOFR + 3.75%), 4/9/27		2,074	1,941,585
Employbridge Holding Company, Term Loan, 9.494%, (3 mo. USD LIBOR + 4.75%), 7/19/28		2,344	1,939,931
First Advantage Holdings, LLC, Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 1/31/27		606	596,953
Rockwood Service Corporation, Term Loan, 8.634%, (1 mo. USD LIBOR + 4.25%), 1/23/27		597	590,819
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.638%, (6 mo. EURIBOR + 2.375%), 7/15/25	EUR	826	$ 850,641
Trans Union, LLC, Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 12/1/28		1,633	1,618,694
Vaco Holdings, LLC, Term Loan, 9.73%, (SOFR + 5.00%), 1/21/29		272	263,232
			$ 16,899,988
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 8/21/25		5,666	$ 5,546,804
			$ 5,546,804
Road & Rail — 1.4%
Grab Holdings, Inc., Term Loan, 8.89%, (1 mo. USD LIBOR + 4.50%), 1/29/26		2,108	$ 2,088,105
Hertz Corporation (The):
Term Loan, 7.63%, (1 mo. USD LIBOR + 3.25%), 6/30/28		1,036	1,019,168
Term Loan, 7.63%, (1 mo. USD LIBOR + 3.25%), 6/30/28		198	194,999
Kenan Advantage Group, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 3/24/26		2,205	2,153,813
Uber Technologies, Inc.:
Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 4/4/25		7,554	7,558,893
Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 2/25/27		3,422	3,419,736
			$ 16,434,714
Semiconductors & Semiconductor Equipment — 0.3%
Altar Bidco, Inc., Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29(20)		1,269	$ 1,215,819
Bright Bidco B.V., Term Loan, 12.094%, (SOFR + 8.00%), 10/31/27		327	286,678
MACOM Technology Solutions Holdings, Inc., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 5/17/24		264	262,065
MaxLinear, Inc., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 6/23/28		286	283,571
MKS Instruments, Inc., Term Loan, 4.797%, (1 mo. EURIBOR + 3.00%), 8/17/29	EUR	998	1,046,418
Synaptics Incorporated, Term Loan, 7.399%, (6 mo. USD LIBOR + 2.25%), 12/2/28		395	387,100
Ultra Clean Holdings, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 8/27/25		607	605,874
			$ 4,087,525

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software — 7.1%
Applied Systems, Inc., Term Loan, 9.08%, (SOFR + 4.50%), 9/18/26		4,493	$ 4,481,815
AppLovin Corporation:
Term Loan, 9.50%, (USD Prime + 2.00%), 10/25/28		1,464	1,394,400
Term Loan, 9.75%, (USD Prime + 2.25%), 8/15/25		2,866	2,766,985
Aptean, Inc.:
Term Loan, 8.985%, (3 mo. USD LIBOR + 4.25%), 4/23/26		822	789,163
Term Loan - Second Lien, 11.735%, (3 mo. USD LIBOR + 7.00%), 4/23/27		1,450	1,348,500
Astra Acquisition Corp.:
Term Loan, 9.634%, (1 mo. USD LIBOR + 5.25%), 10/25/28		1,069	951,084
Term Loan - Second Lien, 13.259%, (1 mo. USD LIBOR + 8.875%), 10/25/29		1,650	1,484,643
Banff Merger Sub, Inc.:
Term Loan, 5.898%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	486	488,081
Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 10/2/25		2,705	2,594,840
Term Loan - Second Lien, 9.884%, (1 mo. USD LIBOR + 5.50%), 2/27/26		900	830,625
CDK Global, Inc., Term Loan, 9.08%, (SOFR + 4.50%), 7/6/29		2,275	2,259,537
CentralSquare Technologies, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 8/29/25		864	749,280
Ceridian HCM Holding, Inc., Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 4/30/25		1,484	1,463,718
Cloudera, Inc.:
Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 10/8/28		2,779	2,641,787
Term Loan - Second Lien, 10.384%, (1 mo. USD LIBOR + 6.00%), 10/8/29		775	650,031
Constant Contact, Inc., Term Loan, 7.909%, (3 mo. USD LIBOR + 4.00%), 2/10/28		1,729	1,535,842
Cornerstone OnDemand, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,340	1,202,538
Delta TopCo, Inc.:
Term Loan, 8.154%, (3 mo. USD LIBOR + 3.75%), 12/1/27		1,379	1,276,724
Term Loan - Second Lien, 11.654%, (3 mo. USD LIBOR + 7.25%), 12/1/28		1,950	1,552,687
ECI Macola Max Holding, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 11/9/27		1,275	1,225,698
Epicor Software Corporation, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 7/30/27		776	748,183
Finastra USA, Inc., Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 6/13/24		2,958	2,624,903
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Fiserv Investment Solutions, Inc., Term Loan, 8.325%, (1 mo. USD LIBOR + 4.00%), 2/18/27		512	$ 487,241
GoTo Group, Inc., Term Loan, 9.139%, (1 mo. USD LIBOR + 4.75%), 8/31/27		1,789	1,156,138
Greeneden U.S. Holdings II, LLC:
Term Loan, 5.855%, (3 mo. EURIBOR + 4.25%), 12/1/27	EUR	737	764,631
Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 12/1/27		811	779,964
Hyland Software, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 7/1/24		7,588	7,495,509
IGT Holding IV AB, Term Loan, 5.102%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,000	1,006,223
Ivanti Software, Inc., Term Loan, 9.011%, (3 mo. USD LIBOR + 4.25%), 12/1/27		1,456	1,163,295
MA FinanceCo., LLC, Term Loan, 8.973%, (3 mo. USD LIBOR + 4.25%), 6/5/25		1,573	1,572,727
Magenta Buyer, LLC:
Term Loan, 9.17%, (3 mo. USD LIBOR + 4.75%), 7/27/28		3,861	3,325,286
Term Loan - Second Lien, 12.67%, (3 mo. USD LIBOR + 8.25%), 7/27/29		1,050	829,500
Marcel LUX IV S.a.r.l.:
Term Loan, 5.72%, (3 mo. EURIBOR + 3.50%), 3/16/26	EUR	1,500	1,580,920
Term Loan, 8.414%, (SOFR + 4.00%), 12/31/27		95	93,719
McAfee, LLC:
Term Loan, 5.605%, (3 mo. EURIBOR + 4.00%), 3/1/29	EUR	995	1,011,177
Term Loan, 7.974%, (SOFR + 3.75%), 3/1/29		2,786	2,604,910
Mediaocean, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 12/15/28		620	567,586
MH Sub I, LLC, Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 9/13/24		395	384,252
Mitnick Corporate Purchaser, Inc., Term Loan, 8.944%, (SOFR + 4.75%), 5/2/29		449	421,662
Open Text Corporation, Term Loan, 11/16/29(21)		1,375	1,343,777
Panther Commercial Holdings, L.P., Term Loan, 8.665%, (3 mo. USD LIBOR + 4.25%), 1/7/28		887	802,509
Polaris Newco, LLC:
Term Loan, 5.898%, (1 mo. EURIBOR + 4.00%), 6/2/28	EUR	988	989,681
Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 6/2/28		2,815	2,576,116
Proofpoint, Inc., Term Loan, 7.985%, (3 mo. USD LIBOR + 3.25%), 8/31/28		2,475	2,384,895
RealPage, Inc., Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 4/24/28		2,839	2,707,046
Seattle Spinco, Inc., Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 6/21/24		1,995	1,988,834
SolarWinds Holdings, Inc., Term Loan, 8.323%, (SOFR + 4.00%), 2/5/27		1,700	1,683,000

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sophia, L.P., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 10/7/27		392	$ 379,419
Sovos Compliance, LLC, Term Loan, 8.884%, (1 mo. USD LIBOR + 4.50%), 8/11/28		743	685,651
SurveyMonkey, Inc., Term Loan, 8.14%, (1 mo. USD LIBOR + 3.75%), 10/10/25		619	600,268
Turing Midco, LLC, Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 3/24/28		225	223,643
Ultimate Software Group, Inc. (The):
Term Loan, 6.998%, (3 mo. USD LIBOR + 3.25%), 5/4/26		3,871	3,687,574
Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 5/4/26		1,669	1,611,269
Veritas US, Inc.:
Term Loan, 6.952%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	978	751,328
Term Loan, 9.73%, (3 mo. USD LIBOR + 5.00%), 9/1/25		2,419	1,730,652
Vision Solutions, Inc., Term Loan, 8.358%, (3 mo. USD LIBOR + 4.00%), 4/24/28		421	350,090
VS Buyer, LLC, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 2/28/27		1,070	1,043,897
			$ 85,845,453
Specialty Retail — 1.1%
Belron Finance US, LLC, Term Loan, 7.063%, (3 mo. USD LIBOR + 2.50%), 4/13/28		835	$ 830,254
Belron Luxembourg S.a.r.l., Term Loan, 4.232%, (3 mo. EURIBOR + 2.50%), 4/13/28	EUR	500	521,342
Boels Topholding B.V., Term Loan, 4.983%, (EURIBOR + 3.25%), 2/6/27(20)	EUR	1,000	1,032,092
David's Bridal, Inc.:
Term Loan, 10.42%, (3 mo. USD LIBOR + 6.00%), 12/31/24		684	649,629
Term Loan, 14.28%, (3 mo. USD LIBOR + 10.00%), 9.28% cash, 5.00% PIK, 6/23/23		571	554,130
Great Outdoors Group, LLC, Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 3/6/28		2,401	2,315,186
Harbor Freight Tools USA, Inc., Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 10/19/27		1,372	1,312,189
Les Schwab Tire Centers, Term Loan, 6.58%, (3 mo. USD LIBOR + 3.25%), 11/2/27		2,895	2,873,493
Mattress Firm, Inc., Term Loan, 8.44%, (6 mo. USD LIBOR + 4.25%), 9/25/28		1,190	1,018,896
PetSmart, Inc., Term Loan, 8.13%, (1 mo. USD LIBOR + 3.75%), 2/11/28		2,400	2,359,644
			$ 13,466,855
Borrower/Description	Principal Amount* (000's omitted)		Value
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 6.92%, (3 mo. USD LIBOR + 2.50%), 8/28/26		913	$ 889,136
			$ 889,136
Thrifts & Mortgage Finance — 0.0%(9)
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(18)		2,458	$ 270,393
			$ 270,393
Trading Companies & Distributors — 1.0%
American Builders & Contractors Supply Co., Inc., Term Loan, 6.384%, (1 mo. USD LIBOR + 2.00%), 1/15/27		2,370	$ 2,352,005
Electro Rent Corporation, Term Loan, 10.271%, (SOFR + 5.50%), 11/1/24		1,798	1,735,413
Hillman Group, Inc. (The):
Term Loan, 3.097%, 7/14/28(22)		72	69,777
Term Loan, 7.139%, (1 mo. USD LIBOR + 2.75%), 7/14/28		296	287,966
Patagonia Bidco Limited, Term Loan, 7.435%, (SONIA + 5.25%), 3/5/29	GBP	1,000	995,873
Quimper AB, Term Loan, 4.085%, (3 mo. EURIBOR + 2.925%), 2/16/26	EUR	1,875	1,839,501
Spin Holdco, Inc., Term Loan, 7.144%, (3 mo. USD LIBOR + 4.00%), 3/4/28		3,832	3,268,962
SRS Distribution, Inc.:
Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 6/2/28		988	943,803
Term Loan, 7.923%, (SOFR + 3.50%), 6/2/28		372	356,369
TricorBraun Holdings, Inc., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 3/3/28		666	636,802
			$ 12,486,471
Transportation Infrastructure — 0.0%(9)
Brown Group Holding, LLC, Term Loan, 7.925%, (SOFR + 3.75%), 7/2/29(20)		249	$ 248,952
KKR Apple Bidco, LLC, Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 9/23/28		173	171,071
			$ 420,023
Wireless Telecommunication Services — 0.3%
Digicel International Finance Limited, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 5/28/24		4,813	$ 4,062,626
			$ 4,062,626
Total Senior Floating-Rate Loans (identified cost $646,562,906)			$ 590,687,008

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 4.1%
Security	Principal Amount* (000's omitted)		Value
Angola — 0.0%(9)
Republic of Angola, 8.00%, 11/26/29(14)		519	$ 456,865
			$ 456,865
Argentina — 0.1%
Province of Salta Argentina, 8.50%, 12/1/27(3)(14)		81	$ 56,801
Provincia de Cordoba, 6.875%, 12/10/25(3)(14)		320	259,322
Republic of Argentina, 3.875% to 2/23/23, 1/9/38(3)		965	307,793
			$ 623,916
Armenia — 0.1%
Republic of Armenia:
3.60%, 2/2/31(14)		636	$ 508,626
3.95%, 9/26/29(14)		200	166,804
			$ 675,430
Azerbaijan — 0.0%(9)
Republic of Azerbaijan, 3.50%, 9/1/32(14)		389	$ 325,301
			$ 325,301
Bahrain — 0.1%
Kingdom of Bahrain:
6.75%, 9/20/29(14)		300	$ 299,415
7.375%, 5/14/30(14)		590	601,323
			$ 900,738
Barbados — 0.2%
Government of Barbados, 6.50%, 10/1/29(1)		2,870	$ 2,674,562
			$ 2,674,562
Belarus — 0.0%(9)
Republic of Belarus, 5.875%, 2/24/26(14)		240	$ 108,000
			$ 108,000
Benin — 0.1%
Benin Government International Bond:
4.875%, 1/19/32(14)	EUR	486	$ 406,228
4.95%, 1/22/35(14)	EUR	200	156,335
6.875%, 1/19/52(14)	EUR	1,022	796,552
			$ 1,359,115
Security	Principal Amount* (000's omitted)		Value
Brazil — 0.2%
Federative Republic of Brazil:
3.875%, 6/12/30		371	$ 322,987
4.625%, 1/13/28		1,850	1,776,457
			$ 2,099,444
Chile — 0.1%
Chile Government International Bond:
2.45%, 1/31/31		465	$ 386,962
3.24%, 2/6/28		260	241,420
3.50%, 1/25/50		845	612,518
			$ 1,240,900
Colombia — 0.1%
Colombia Government International Bond, 3.25%, 4/22/32		1,114	$ 813,718
			$ 813,718
Croatia — 0.0%(9)
Croatia Government International Bond, 1.75%, 3/4/41(14)	EUR	212	$ 160,897
			$ 160,897
Dominican Republic — 0.2%
Dominican Republic:
4.50%, 1/30/30(14)		734	$ 627,621
6.00%, 2/22/33(1)		150	135,870
6.40%, 6/5/49(14)		309	250,979
6.85%, 1/27/45(14)		599	522,315
7.45%, 4/30/44(14)		646	604,628
			$ 2,141,413
Ecuador — 0.1%
Republic of Ecuador, 1.50% to 7/31/23, 7/31/40(3)(14)		2,958	$ 940,910
			$ 940,910
Egypt — 0.2%
Arab Republic of Egypt:
5.80%, 9/30/27(14)		427	$ 354,276
8.15%, 11/20/59(14)		1,288	846,833
8.50%, 1/31/47(14)		601	402,457
8.70%, 3/1/49(14)		452	303,047
8.875%, 5/29/50(14)		355	241,265
			$ 2,147,878

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
El Salvador — 0.1%
Republic of El Salvador:
7.125%, 1/20/50(14)	150	$ 59,383
7.75%, 1/24/23(14)	632	616,200
		$ 675,583
Ethiopia — 0.0%(9)
Ethiopia Government International Bond, 6.625%, 12/11/24(14)	700	$ 439,810
		$ 439,810
Gabon — 0.1%
Gabon Government International Bond, 6.625%, 2/6/31(14)	880	$ 722,920
		$ 722,920
Guatemala — 0.0%(9)
Guatemala Government International Bond, 5.375%, 4/24/32(14)	338	$ 333,099
		$ 333,099
Honduras — 0.1%
Honduras Government International Bond:
5.625%, 6/24/30(14)	1,461	$ 1,178,431
6.25%, 1/19/27(14)	557	492,843
		$ 1,671,274
Hungary — 0.0%(9)
Hungary Government International Bond, 2.125%, 9/22/31(14)	815	$ 607,239
		$ 607,239
India — 0.1%
Export-Import Bank of India, 2.25%, 1/13/31(14)	992	$ 783,584
		$ 783,584
Indonesia — 0.2%
Indonesia Government International Bond:
3.55%, 3/31/32	2,462	$ 2,227,789
4.65%, 9/20/32	255	250,113
		$ 2,477,902
Iraq — 0.1%
Republic of Iraq:
5.80%, 1/15/28(14)	1,439	$ 1,330,649
Security	Principal Amount* (000's omitted)		Value
Iraq (continued)
Republic of Iraq: (continued)
6.752%, 3/9/23(14)		491	$ 485,773
			$ 1,816,422
Ivory Coast — 0.0%(9)
Ivory Coast Government International Bond, 5.25%, 3/22/30(14)	EUR	257	$ 233,402
			$ 233,402
Jordan — 0.1%
Kingdom of Jordan:
5.85%, 7/7/30(14)		300	$ 269,793
7.375%, 10/10/47(14)		438	378,083
			$ 647,876
Kenya — 0.0%(9)
Republic of Kenya, 7.25%, 2/28/28(14)		480	$ 422,261
			$ 422,261
Lebanon — 0.0%(9)
Lebanese Republic:
5.80%, 4/14/20(14)(18)		57	$ 3,485
6.00%, 1/27/23(14)(18)		253	15,494
6.10%, 10/4/22(14)(18)		972	59,428
6.15%, 6/19/20(18)		75	4,583
6.20%, 2/26/25(14)(18)		80	4,892
6.25%, 5/27/22(18)		130	8,054
6.25%, 11/4/24(14)(18)		16	985
6.25%, 6/12/25(14)(18)		287	17,550
6.375%, 3/9/20(18)		1,110	68,443
6.40%, 5/26/23(18)		13	797
6.65%, 4/22/24(14)(18)		567	34,884
6.65%, 11/3/28(14)(18)		207	12,685
6.75%, 11/29/27(14)(18)		4	245
6.85%, 5/25/29(18)		5	306
7.00%, 3/20/28(14)(18)		506	31,103
7.05%, 11/2/35(14)(18)		86	5,268
7.15%, 11/20/31(14)(18)		451	27,498
8.20%, 5/17/33(18)		156	9,637
8.25%, 4/12/21(14)(18)		402	24,578
8.25%, 5/17/34(18)		129	7,999
			$ 337,914

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Macedonia — 0.1%
North Macedonia Government International Bond:
1.625%, 3/10/28(14)	EUR	802	$ 674,482
3.675%, 6/3/26(14)	EUR	136	134,721
			$ 809,203
Morocco — 0.0%(9)
Morocco Government International Bond, 3.00%, 12/15/32(14)		365	$ 291,854
			$ 291,854
Mozambique — 0.0%(9)
Mozambique Government International Bond, 5.00%, 9/15/31(3)(14)		416	$ 320,320
			$ 320,320
Oman — 0.1%
Oman Government International Bond:
6.25%, 1/25/31(14)		483	$ 487,481
7.375%, 10/28/32(14)		457	497,251
			$ 984,732
Pakistan — 0.0%(9)
Islamic Republic of Pakistan:
7.375%, 4/8/31(14)		208	$ 74,880
8.875%, 4/8/51(14)		222	78,255
			$ 153,135
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36		1,100	$ 1,150,430
			$ 1,150,430
Paraguay — 0.0%(9)
Republic of Paraguay, 4.95%, 4/28/31(14)		577	$ 559,764
			$ 559,764
Peru — 0.1%
Peruvian Government International Bond:
2.783%, 1/23/31		926	$ 768,330
3.30%, 3/11/41		447	326,663
			$ 1,094,993
Romania — 0.2%
Romania Government International Bond:
3.375%, 1/28/50(14)	EUR	518	$ 321,138
Security	Principal Amount* (000's omitted)		Value
Romania (continued)
Romania Government International Bond: (continued)
4.625%, 4/3/49(14)	EUR	1,115	$ 867,007
5.00%, 9/27/26(14)	EUR	662	714,826
6.625%, 9/27/29(14)	EUR	650	700,929
			$ 2,603,900
Serbia — 0.1%
Serbia Government International Bond, 2.125%, 12/1/30(14)		2,101	$ 1,517,132
			$ 1,517,132
Sri Lanka — 0.1%
Sri Lanka Government International Bond:
5.75%, 4/18/23(14)(18)		858	$ 272,378
6.20%, 5/11/27(14)(18)		400	127,632
6.35%, 6/28/24(14)(18)		400	127,499
6.75%, 4/18/28(14)(18)		1,089	348,754
6.825%, 7/18/26(14)(18)		200	64,051
6.85%, 3/14/24(14)(18)		681	216,913
6.85%, 11/3/25(14)(18)		200	64,518
7.55%, 3/28/30(14)(18)		200	63,816
7.85%, 3/14/29(14)(18)		364	116,572
			$ 1,402,133
Suriname — 0.4%
Republic of Suriname, 9.25%, 10/26/26(14)(18)		5,751	$ 4,646,808
			$ 4,646,808
Turkey — 0.1%
Turkey Government International Bond, 5.125%, 2/17/28		1,000	$ 868,980
			$ 868,980
Ukraine — 0.1%
Ukraine Government International Bond:
1.258%, GDP-Linked, 8/1/41(14)(23)		1,614	$ 468,627
6.876%, 5/21/31(14)		1,629	313,637
			$ 782,264
United Arab Emirates — 0.1%
Finance Department Government of Sharjah, 4.375%, 3/10/51(14)		2,625	$ 1,775,413
			$ 1,775,413

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Uruguay — 0.1%
Uruguay Government International Bond, 7.625%, 3/21/36	710	$ 900,340
		$ 900,340
Uzbekistan — 0.1%
Republic of Uzbekistan:
3.90%, 10/19/31(14)	564	$ 465,300
4.75%, 2/20/24(14)	355	349,059
5.375%, 2/20/29(14)	300	278,838
		$ 1,093,197
Zambia — 0.1%
Zambia Government International Bond:
5.375%, 9/20/22(14)(18)	930	$ 391,479
8.97%, 7/30/27(14)(18)	894	402,568
		$ 794,047
Total Sovereign Government Bonds (identified cost $59,766,492)		$ 49,587,018

Sovereign Loans — 0.6%
Borrower/Description	Principal Amount (000's omitted)	Value
Kenya — 0.1%
Government of Kenya, Term Loan, 11.176%, (6 mo. USD LIBOR + 6.45%), 6/29/25(2)	$1,560	$ 1,516,515
		$ 1,516,515
Nigeria — 0.1%
Bank of Industry Limited, Term Loan, 10.753%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(24)	$1,005	$ 1,013,349
		$ 1,013,349
Tanzania — 0.4%
Government of the United Republic of Tanzania, Term Loan, 11.434%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	$4,410	$ 4,683,490
		$ 4,683,490
Total Sovereign Loans (identified cost $6,971,452)		$ 7,213,354

U.S. Government Agency Mortgage-Backed Securities — 29.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, with various maturities to 2052	$24,027	$ 22,058,211
5.00%, with various maturities to 2052	56,270	55,577,072
5.50%, 5/1/32	256	261,137
6.50%, with various maturities to 2036	1,705	1,767,699
7.00%, with various maturities to 2036	1,435	1,506,418
7.50%, with various maturities to 2035	777	805,851
8.00%, with various maturities to 2030	115	120,171
9.00%, with various maturities to 2031	15	15,968
Federal National Mortgage Association:
3.388%, (6 mo. USD LIBOR + 1.54%), 9/1/37(25)	501	499,539
3.408%, (COF + 1.31%), 10/1/36(25)	422	412,660
3.50%, with various maturities to 2052	7,824	7,151,475
3.975%, (1 yr. CMT + 2.26%), 8/1/36(25)	2,836	2,888,857
4.50%, 7/1/42	2,789	2,771,612
5.00%, with various maturities to 2052	4,973	4,975,277
5.50%, 30-Year, TBA(26)	4,650	4,664,533
5.50%, with various maturities to 2033	373	381,722
6.00%, with various maturities to 2029	206	208,080
6.00%, 30-Year, TBA(26)	28,850	29,300,794
6.333%, (COF + 2.00%, Floor 6.333%), 7/1/32(25)	503	521,005
6.50%, with various maturities to 2036	7,118	7,358,861
7.00%, with various maturities to 2037	1,600	1,669,104
7.50%, with various maturities to 2035	776	820,082
8.00%, with various maturities to 2027	53	53,666
8.006%, 9/15/27(7)	44	44,639
8.163%, 9/20/28(7)	9	9,456
8.229%, 10/15/29(7)	12	12,024
8.289%, 6/15/27(7)	17	17,077
8.50%, with various maturities to 2037	186	195,141
9.00%, with various maturities to 2032	178	184,112
9.50%, with various maturities to 2030	35	35,450
Government National Mortgage Association:
4.00%, 9/20/49	357	340,618
4.50%, with various maturities to 2052	2,617	2,544,989
5.00%, 6/20/52	14,899	14,797,836
5.50%, 30-Year, TBA(26)	93,900	94,390,341
6.00%, 5/15/24	35	34,995
6.00%, 30-Year, TBA(26)	89,000	90,424,120
6.50%, 8/15/24	198	199,002
7.00%, 4/20/26	57	58,080
7.50%, with various maturities to 2032	783	811,444
8.00%, with various maturities to 2034	897	932,625

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
9.00%, 12/15/25	$74	$ 76,321
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $359,994,389)		$ 350,898,064

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(11)(12)	78,565	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(10)(11)(12)	7,886	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%(9)
Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(10)(12)	2,257,600	$ 0
		$ 0
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(10)(11)	400,000	$ 0
Alpha Holding S.A., Escrow Certificates(10)(11)	1,530,000	0
		$ 0
Surface Transport — 0.0%(9)
Hertz Corp., Escrow Certificates(11)	$364,000	$ 32,760
		$ 32,760
Total Miscellaneous (identified cost $0)		$ 32,760

Short-Term Investments — 5.6%
Affiliated Fund — 5.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(27)	67,172,118	$ 67,172,118
Total Affiliated Fund (identified cost $67,172,118)		$ 67,172,118

U.S. Treasury Obligations — 0.0%(9)
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 1/10/23(28)	$235	$ 234,835
0.00%, 1/31/23(28)	265	264,189
Total U.S. Treasury Obligations (identified cost $498,928)		$ 499,024
Total Short-Term Investments (identified cost $67,671,046)		$ 67,671,142
Total Investments — 164.4% (identified cost $2,219,720,972)		$1,992,245,708
Less Unfunded Loan Commitments — (0.0)%(9)		$ (126,062)
Net Investments — 164.4% (identified cost $2,219,594,910)		$1,992,119,646
Other Assets, Less Liabilities — (46.6)%		$ (564,277,924)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (17.8)%		$ (216,163,027)
Net Assets Applicable to Common Shares — 100.0%		$1,211,678,695
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $608,182,196 or 50.2% of the Fund's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2022.

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2022.
(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(6)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2022.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate.
(9)	Amount is less than 0.05% or (0.05)%, as applicable.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(11)	Non-income producing security.
(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(13)	Restricted security.
(14)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of these securities is $76,585,638 or 6.3% of the Fund's net assets applicable to common shares.
(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(16)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(17)	Security converts to variable rate after the indicated fixed-rate coupon period.
(18)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(19)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(20)	The stated interest rate represents the weighted average interest rate at December 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(21)	This Senior Loan will settle after December 31, 2022, at which time the interest rate will be determined.
(22)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2022, the total value of unfunded loan commitments is $103,810.
(23)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(24)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(25)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at December 31, 2022.
(26)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(27)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(28)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	670,965	EUR	625,975	3/15/23	$ (2,323)
USD	790,379	EUR	737,380	3/15/23	(2,736)
USD	1,844,345	EUR	1,720,675	3/15/23	(6,384)
USD	3,595,310	EUR	3,354,229	3/15/23	(12,445)
					$(23,888)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	43,538,598	EUR	42,161,465	Standard Chartered Bank	1/4/23	$ —	$(1,593,121)
EUR	3,000,000	USD	3,120,814	Bank of America, N.A.	1/31/23	96,293	—
EUR	169,433	USD	181,711	Bank of America, N.A.	1/31/23	—	(17)
EUR	67,890	USD	70,938	HSBC Bank USA, N.A.	1/31/23	1,864	—
EUR	348,078	USD	370,458	Standard Chartered Bank	1/31/23	2,810	—
EUR	179,335	USD	190,865	Standard Chartered Bank	1/31/23	1,448	—
EUR	270,284	USD	282,455	UBS AG	1/31/23	7,390	—
EUR	169,191	USD	180,646	UBS AG	1/31/23	789	—
GBP	1,000,000	USD	1,191,515	Bank of America, N.A.	1/31/23	18,291	—
GBP	107,435	USD	131,152	Bank of America, N.A.	1/31/23	—	(1,177)
GBP	80,122	USD	97,894	State Street Bank and Trust Company	1/31/23	—	(962)
USD	9,058	CAD	12,308	Bank of America, N.A.	1/31/23	—	(33)
USD	442,597	CAD	599,053	HSBC Bank USA, N.A.	1/31/23	106	—
USD	15,209	CAD	20,378	JPMorgan Chase Bank, N.A.	1/31/23	157	—
USD	12,479	CAD	16,953	JPMorgan Chase Bank, N.A.	1/31/23	—	(43)
USD	95,008	EUR	94,097	Bank of America, N.A.	1/31/23	—	(5,898)
USD	491,004	EUR	468,779	Bank of America, N.A.	1/31/23	—	(11,701)
USD	510,576	EUR	507,307	Bank of America, N.A.	1/31/23	—	(33,445)
USD	643,364	EUR	637,523	Bank of America, N.A.	1/31/23	—	(40,296)
USD	642,628	EUR	637,523	Bank of America, N.A.	1/31/23	—	(41,031)
USD	642,508	EUR	637,522	Bank of America, N.A.	1/31/23	—	(41,151)
USD	2,629,645	EUR	2,611,260	Bank of America, N.A.	1/31/23	—	(170,588)
USD	2,627,200	EUR	2,611,260	Bank of America, N.A.	1/31/23	—	(173,033)
USD	4,200,608	EUR	4,178,016	Bank of America, N.A.	1/31/23	—	(279,766)
USD	5,885,940	EUR	5,848,259	Bank of America, N.A.	1/31/23	—	(385,550)
USD	7,416,724	EUR	7,349,390	Bank of America, N.A.	1/31/23	—	(464,531)
USD	7,408,245	EUR	7,349,390	Bank of America, N.A.	1/31/23	—	(473,010)
USD	7,406,865	EUR	7,349,390	Bank of America, N.A.	1/31/23	—	(474,390)
USD	50,085	EUR	47,680	Citibank, N.A.	1/31/23	—	(1,045)
USD	17,686	EUR	17,765	Citibank, N.A.	1/31/23	—	(1,365)
USD	353,347	EUR	354,928	Citibank, N.A.	1/31/23	—	(27,267)
USD	88,349	EUR	82,945	HSBC Bank USA, N.A.	1/31/23	—	(598)
USD	104,140	EUR	100,000	HSBC Bank USA, N.A.	1/31/23	—	(3,097)

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	136,045	EUR	130,809	HSBC Bank USA, N.A.	1/31/23	$ —	$ (4,230)
USD	500,694	EUR	496,904	JPMorgan Chase Bank, N.A.	1/31/23	—	(32,170)
USD	857,856	EUR	851,080	Standard Chartered Bank	1/31/23	—	(54,815)
USD	2,632,656	EUR	2,611,260	Standard Chartered Bank	1/31/23	—	(167,577)
USD	26,197	EUR	25,070	State Street Bank and Trust Company	1/31/23	—	(688)
USD	42,167	EUR	40,548	State Street Bank and Trust Company	1/31/23	—	(1,316)
USD	83,378	EUR	80,115	State Street Bank and Trust Company	1/31/23	—	(2,534)
USD	121,156	EUR	115,946	State Street Bank and Trust Company	1/31/23	—	(3,181)
USD	186,064	EUR	178,002	State Street Bank and Trust Company	1/31/23	—	(4,820)
USD	89,361	EUR	90,927	State Street Bank and Trust Company	1/31/23	—	(8,146)
USD	189,651	EUR	191,639	State Street Bank and Trust Company	1/31/23	—	(15,857)
USD	450,300	EUR	452,369	State Street Bank and Trust Company	1/31/23	—	(34,807)
USD	2,627,084	EUR	2,611,260	State Street Bank and Trust Company	1/31/23	—	(173,149)
USD	4,206,573	EUR	4,178,016	State Street Bank and Trust Company	1/31/23	—	(273,801)
USD	4,203,891	EUR	4,178,016	State Street Bank and Trust Company	1/31/23	—	(276,482)
USD	4,200,196	EUR	4,178,016	State Street Bank and Trust Company	1/31/23	—	(280,178)
USD	4,560,777	EUR	4,530,394	State Street Bank and Trust Company	1/31/23	—	(297,476)
USD	252,794	EUR	239,633	The Royal Bank of Scotland PLC	1/31/23	—	(4,181)
USD	12,673	GBP	10,554	Bank of America, N.A.	1/31/23	—	(95)
USD	3,658	GBP	3,178	Bank of America, N.A.	1/31/23	—	(187)
USD	136,248	GBP	112,914	Bank of America, N.A.	1/31/23	—	(356)
USD	67,218	GBP	55,979	Bank of America, N.A.	1/31/23	—	(506)
USD	77,470	GBP	67,300	Bank of America, N.A.	1/31/23	—	(3,950)
USD	255,443	GBP	219,553	Bank of America, N.A.	1/31/23	—	(10,174)
USD	3,547,002	GBP	3,048,651	Bank of America, N.A.	1/31/23	—	(141,273)
USD	53,593	GBP	46,176	Citibank, N.A.	1/31/23	—	(2,270)
USD	82,045	GBP	68,866	HSBC Bank USA, N.A.	1/31/23	—	(1,269)
USD	2,346,497	GBP	2,022,278	State Street Bank and Trust Company	1/31/23	—	(100,066)
USD	3,092,421	GBP	2,661,775	State Street Bank and Trust Company	1/31/23	—	(127,809)
USD	45,088,245	EUR	42,161,465	Standard Chartered Bank	2/2/23	—	(130,245)
EUR	1,000,000	USD	1,053,357	Standard Chartered Bank	2/28/23	21,075	—
USD	1,066,075	EUR	1,000,000	State Street Bank and Trust Company	2/28/23	—	(8,357)
EUR	1,000,000	USD	1,068,266	State Street Bank and Trust Company	3/31/23	8,569	—
USD	3,347,167	EUR	3,127,605	Bank of America, N.A.	3/31/23	—	(20,745)
USD	3,347,783	EUR	3,127,605	State Street Bank and Trust Company	3/31/23	—	(20,130)
USD	3,459,825	EUR	3,232,021	State Street Bank and Trust Company	3/31/23	—	(20,526)
USD	3,458,395	EUR	3,232,021	State Street Bank and Trust Company	3/31/23	—	(21,956)
USD	7,109,704	EUR	6,657,330	State Street Bank and Trust Company	3/31/23	—	(59,138)
USD	7,313,130	EUR	6,848,827	State Street Bank and Trust Company	3/31/23	—	(61,923)
						$158,792	$(6,589,498)

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(17)	Short	3/8/23	$ (2,106,377)	$ 70,425
Euro-Bund	(3)	Short	3/8/23	(426,885)	28,742
Euro-Buxl	(8)	Short	3/8/23	(1,158,141)	214,539
U.S. 2-Year Treasury Note	(7)	Short	3/31/23	(1,435,547)	6,125
U.S. 5-Year Treasury Note	(802)	Short	3/31/23	(86,559,610)	(29,959)
U.S. 10-Year Treasury Note	(83)	Short	3/22/23	(9,320,641)	77,089
U.S. Long Treasury Bond	(3)	Short	3/22/23	(376,031)	2,133
U.S. Ultra-Long Treasury Bond	(32)	Short	3/22/23	(4,298,000)	(9,862)
					$359,232
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Mexico	Citibank, N.A.	$2,041	1.00% (pays quarterly)(1)	1.94%	12/20/31	$(134,913)	$81,812	$(53,101)
Total		$2,041				$(134,913)	$81,812	$(53,101)
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At December 31, 2022, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,041,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
TBA	– To Be Announced
Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund enters into interest rate futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Restricted Securities
At December 31, 2022, the Fund owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	29,787	$1,370,480	$0
Total Common Stocks			$1,370,480	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%, (PIK)	5/26/17	555	$ 555,000	$0
Total Convertible Preferred Stocks			$555,000	$0
Total Restricted Securities			$1,925,480	$0
Affiliated Issuers and Funds
At December 31, 2022, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated, was $77,349,910, which represents 6.4% of the Fund's net assets applicable to common shares. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.142%, 7/15/50	$1,866,948	$572,353	$ —	$ —	$(25,330)	$2,265,320	$72,169	$2,670,000
Series 2016-C29, Class D, 3.00%, 5/15/49	2,984,932	—	—	—	(364,242)	2,659,293	96,219	3,577,365
Series 2016-C32, Class D, 3.396%, 12/15/49	1,236,954	—	—	—	(135,228)	1,157,220	51,868	1,600,000
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	2,644,734	—	—	—	24,274	2,385,745	137,462	4,488,667
Series 2017-CLS, Class F, 5.418%, (1 mo. USD LIBOR + 2.60%), 11/15/34	562,594	—	(569,000)	4,129	2,072	—	13,176	—

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class C, 7.618%, (1 mo. USD LIBOR + 3.30%), 5/15/36	$1,769,714	$ —	$ —	$ —	$(59,501)	$1,710,214	$74,534	$1,845,000
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	46,252,658	45,303,626	(91,556,972)	5,074	(4,386)	—	317	—
Liquidity Fund, Institutional Class(1)	—	746,477,556	(679,305,438)	—	—	67,172,118	787,864	67,172,118
Total				$9,203	$(562,341)	$77,349,910	$1,233,609
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 95,043,712	$ —	$ 95,043,712
Closed-End Funds	19,128,180	—	—	19,128,180
Collateralized Mortgage Obligations	—	85,910,980	—	85,910,980
Commercial Mortgage-Backed Securities	—	79,637,425	—	79,637,425
Common Stocks	771,945	3,041,303	599,647	4,412,895
Convertible Bonds	—	599,811	—	599,811
Convertible Preferred Stocks	—	5,421	0	5,421
Corporate Bonds	—	639,544,554	—	639,544,554
Preferred Stocks	764,539	1,108,845	0	1,873,384
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	590,215,449	345,497	590,560,946
Sovereign Government Bonds	—	49,587,018	—	49,587,018
Sovereign Loans	—	7,213,354	—	7,213,354
U.S. Government Agency Mortgage-Backed Securities	—	350,898,064	—	350,898,064
Warrants	—	0	0	0
Miscellaneous	—	32,760	0	32,760
Short-Term Investments:
Affiliated Fund	67,172,118	—	—	67,172,118
U.S. Treasury Obligations	—	499,024	—	499,024
Total Investments	$87,836,782	$1,903,337,720	$945,144	$1,992,119,646

Eaton Vance
Limited Duration Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 158,792	$ —	$ 158,792
Futures Contracts	399,053	—	—	399,053
Total	$88,235,835	$1,903,496,512	$945,144	$1,992,677,491
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (6,613,386)	$ —	$ (6,613,386)
Futures Contracts	(39,821)	—	—	(39,821)
Swap Contracts	—	(134,913)	—	(134,913)
Total	$ (39,821)	$ (6,748,299)	$ —	$ (6,788,120)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2022 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.